Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Entity Registrant Name	QIAGEN NV
Entity Central Index Key	0001015820
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	233,114,715

Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 828,407	$ 825,557
Short-term investments	106,077	40,000
Accounts receivable, net of allowance for doubtful accounts of $3,227 and $3,402 in 2010 and 2009, respectively	197,418	193,737
Income taxes receivable	10,920	12,907
Inventories, net	126,633	130,851
Prepaid expenses and other current assets	64,402	96,893
Deferred income taxes	30,731	33,525
Total current assets	1,364,588	1,333,470
Long-Term Assets:
Property, plant and equipment, net	345,664	317,467
Goodwill	1,352,281	1,337,064
Intangible assets, net of accumulated amortization of $312,326 and $219,731 in 2010 and 2009, respectively	753,327	752,296
Deferred income taxes	37,182	26,387
Other long-term assets	60,953	29,780
Total long-term assets	2,549,407	2,462,994
Total assets	3,913,995	3,796,464
Liabilities and Shareholders' Equity
Accounts payable	47,803	43,775
Accrued and other liabilities (of which $6,296 in 2010 and 2009 due to related parties)	209,054	252,116
Income taxes payable	25,211	10,727
Current portion of long-term debt	75,835	50,000
Deferred income taxes	30,504	18,912
Total current liabilities	388,407	375,530
Long-Term Liabilities:
Long-term debt, net of current portion (of which $445,000 in 2010 and 2009 due to related parties)	797,171	870,000
Deferred income taxes	200,667	212,690
Other	51,397	47,075
Total long-term liabilities	1,049,235	1,129,765
Commitments and Contingencies
Shareholders' Equity:
Preference shares, 0.01 EUR par value, authorized-450,000 shares, no shares issued and outstanding
Financing preference shares, 0.01 EUR par value, authorized-40,000 shares, no shares issued and outstanding
Common Shares, 0.01 EUR par value, authorized-410,000 shares, issued and outstanding - 233,115 and 232,074 shares at December 31, 2010 and 2009, respectively	2,724	2,711
Additional paid-in capital	1,648,985	1,622,733
Retained earnings	759,890	615,579
Accumulated other comprehensive income	64,754	50,146
Total shareholders' equity	2,476,353	2,291,169
Total liabilities and shareholders' equity	$ 3,913,995	$ 3,796,464

Consolidated Balance Sheets (Parenthetical) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)
Consolidated Balance Sheets
Allowance for doubtful accounts	$ 3,227	$ 3,402
Intangible assets, accumulated amortization	312,326	219,731
Accrued and other liabilities, due to related parties	6,296	6,296
Long-term debt, current portion, due to related parties	$ 445,000	$ 445,000
Preference shares, par value			€ 0.01	€ 0.01
Preference shares, shares authorized	450,000	450,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Financing preference shares, par value			€ 0.01	€ 0.01
Financing preference shares, shares authorized	40,000	40,000
Financing preference shares, shares issued	0	0
Financing preference shares, shares outstanding	0	0
Common shares, par value			€ 0.01	€ 0.01
Common shares, shares authorized	410,000	410,000
Common shares, shares issued	233,115	232,074
Common shares, shares outstanding	233,115	232,074

Consolidated Statements of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Income
Net sales	$ 1,087,431	$ 1,009,825	$ 892,975
Cost of sales	371,869	342,752	293,285
Gross profit	715,562	667,073	599,690
Operating Expenses:
Research and development	126,040	107,900	97,331
Sales and marketing	267,484	244,814	227,408
General and administrative, integration and other	110,009	115,933	113,936
Acquisition-related intangible amortization	23,492	18,221	14,368
Purchased in-process research and development			985
Total operating expenses	527,025	486,868	454,028
Income from operations	188,537	180,205	145,662
Other Income (Expense):
Interest income	4,457	3,522	9,511
Interest expense	(27,815)	(29,641)	(37,527)
Other income, net	7,942	18,244	1,640
Total other expense	(15,416)	(7,875)	(26,376)
Income before provision for income taxes and noncontrolling interest	173,121	172,330	119,286
Provision for income taxes	28,810	34,563	29,762
Net income	144,311	137,767	89,524
Less: Noncontrolling interest			491
Net income attributable to the owners of QIAGEN N.V.	$ 144,311	$ 137,767	$ 89,033
Basic net income per common share attributable to the owners of QIAGEN N.V.	$ 0.62	$ 0.67	$ 0.45
Diluted net income per common share attributable to the owners of QIAGEN N.V.	$ 0.6	$ 0.64	$ 0.44
Shares used in computing basic net income per common share	232,635	206,928	196,804
Shares used in computing diluted net income per common share	240,483	213,612	204,259

Consolidated Statements of Comprehensive Income (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Comprehensive Income
Net income	$ 144,311	$ 137,767	$ 89,033
Gains (losses) on cash flow hedges, before tax	14,636	(12,741)	(6,010)
Reclassification adjustments on cash flow hedges, before tax	(8,874)	8,367	567
Cash flow hedges, before tax	5,762	(4,374)	(5,443)
Available-for-sale short-term investments, before tax			(900)
Gains (losses) on pensions, before tax	(184)	300	93
Foreign currency translation adjustments, before tax	10,920	42,001	(64,046)
Other comprehensive income, before tax	16,498	37,927	(70,296)
Income tax relating to other components of comprehensive income	(1,890)	(2,936)	10,427
Other comprehensive income, after tax	14,608	34,991	(59,869)
Total comprehensive income	$ 158,919	$ 172,758	$ 29,164

Consolidated Statements of Shareholders' Equity (USD $) In Thousands	eGene Inc. [Member]	eGene Inc. [Member] Common Shares	eGene Inc. [Member] Additional Paid-in Capital	Corbett [Member]	Corbett [Member] Common Shares	Corbett [Member] Additional Paid-in Capital	Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance, shares at Dec. 31, 2007							195,335
Balance at Dec. 31, 2007							$ 2,175	$ 925,597	$ 388,779	$ 75,024	$ 1,391,575
Net income									89,033		89,033
Unrealized gain (loss), net on hedging contracts										(3,920)	(3,920)
Realized loss (gain) net on hedging contracts										533	533
Realized gain, net on short-term investments										(780)	(780)
Unrealized gain (loss), net on pension										65	65
Translation adjustment										(55,767)	(55,767)
Stock issued for the acquisition, shares		17			219
Stock issued for the acquisition	302	1	301	4,234	3	4,231
Common stock issuances from conversion of warrants, shares							395
Common stock issuances from conversion of warrants							5	4,995			5,000
Common stock issuances under employee stock plans, shares							1,873
Common stock issuances under employee stock plans							28	13,427			13,455
Tax benefit of employee stock plans								(662)			(662)
Share-based compensation								9,791			9,791
Proceeds from subscription receivables								985			985
Balance, shares at Dec. 31, 2008							197,839
Balance at Dec. 31, 2008							2,212	958,665	477,812	15,155	1,453,844
Net income									137,767		137,767
Unrealized gain (loss), net on hedging contracts										(9,005)	(9,005)
Realized loss (gain) net on hedging contracts										5,841	5,841
Unrealized gain (loss), net on pension										210	210
Translation adjustment										37,945	37,945
Common stock issuance from public offering, shares							31,625
Common stock issuance from public offering							462	623,109			623,571
Common stock issuances from conversion of warrants								1			1
Common stock issuances under employee stock plans, shares							2,610
Common stock issuances under employee stock plans							37	26,883			26,920
Tax benefit of employee stock plans								3,363			3,363
Share-based compensation								9,747			9,747
Proceeds from subscription receivables								965			965
Balance, shares at Dec. 31, 2009							232,074
Balance at Dec. 31, 2009							2,711	1,622,733	615,579	50,146	2,291,169
Net income									144,311		144,311
Unrealized gain (loss), net on hedging contracts										9,807	9,807
Realized loss (gain) net on hedging contracts										(6,125)	(6,125)
Unrealized gain (loss), net on pension										(129)	(129)
Translation adjustment										11,055	11,055
Common stock issuances under employee stock plans, shares							1,041
Common stock issuances under employee stock plans							13	11,228			11,241
Tax benefit of employee stock plans								445			445
Share-based compensation								13,592			13,592
Proceeds from subscription receivables								987			987
Balance, shares at Dec. 31, 2010							233,115
Balance at Dec. 31, 2010							$ 2,724	$ 1,648,985	$ 759,890	$ 64,754	$ 2,476,353

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows From Operating Activities:
Net income	$ 144,311	$ 137,767	$ 89,033
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	57,511	48,575	42,618
Amortization of acquisition-related intangible assets	85,268	71,819	63,086
Purchased in-process research and development			985
Non-cash acquisition related costs		10,030	5,869
Share-based compensation:
Share-based compensation expense	13,592	9,747	9,791
Excess tax benefits from share-based compensation	(1,976)	(5,942)	(1,775)
Deferred income taxes	(19,942)	(10,609)	(2,563)
Gain on sale of investments		(11,501)
Other including sale from non-monetary exchange	(12,113)	1,907	(843)
Net changes in operating assets and liabilities:
Accounts receivable	(6,884)	(25,213)	(19,078)
Inventories	2,348	(21,534)	(30,371)
Prepaid expenses and other	6,431	(9,364)	(396)
Other assets	(2,965)	(8,213)	4,975
Accounts payable	3,482	(9,076)	5,753
Accrued and other liabilities	(26,983)	23,859	19,081
Income taxes	13,639	12,473	(13,536)
Other	(4,967)	2,270	369
Net cash provided by operating activities	250,752	216,995	172,998
Cash Flows From Investing Activities:
Purchases of property, plant and equipment	(79,666)	(52,179)	(39,448)
Proceeds from sale of equipment	3,474	869	1,233
Purchases of intangible assets	(44,243)	(17,178)	(18,469)
Proceeds from sale/(purchases) of investments	7,985	1,476	(4,175)
Purchases of short-term investments	(110,076)	(40,000)
Sales of short-term investments	44,000	0	2,313
Cash paid for acquisitions, net of cash acquired	(36,985)	(234,732)	(150,531)
Loan to related party			(1,441)
Net cash used in investing activities	(215,511)	(341,744)	(210,518)
Cash Flows From Financing Activities:
Proceeds from debt	3,016
Repayment of debt	(50,000)	(25,000)	(5,000)
Principal payments on capital leases	(3,262)	(2,991)	(2,995)
Proceeds from subscription receivables	987	965	985
Excess tax benefits from share based compensation	1,976	5,942	1,775
Issuance of common shares	11,241	650,492	18,455
Other financing activities	814	(210)	(451)
Net cash (used in) provided by financing activities	(35,228)	629,198	12,769
Effect of exchange rate changes on cash and cash equivalents	2,837	(12,205)	10,744
Net increase (decrease) in cash and cash equivalents	2,850	492,244	(14,007)
Cash and cash equivalents, beginning of year	825,557	333,313	347,320
Cash and cash equivalents, end of year	828,407	825,557	333,313
Supplemental Cash Flow Disclosures:
Cash paid for interest	25,557	27,662	36,460
Cash paid for income taxes	33,781	36,003	39,475
Supplemental Disclosure of Non-cash Investing and Financing Activities:
Equipment purchased through capital lease	1,185	376	141
Intangible assets acquired in non-monetary exchange	30,341
Issuance of common shares in connection with acquisitions			$ 4,536

Description of the Business and Basis of Presentation	12 Months Ended
Dec. 31, 2010
Description of the Business and Basis of Presentation
Description of the Business and Basis of Presentation
1.	Description of the Business and Basis of Presentation

QIAGEN N.V., a Netherlands holding company, and subsidiaries (we, our or the Company) is a leading provider of innovative sample and assay technologies. These technologies—consumable products such as sample and assay kits and automated instrumentation systems—empower customers to transform raw biological samples into valuable molecular information. We serve four major customer classes: molecular diagnostics laboratories, academic researchers, pharmaceutical research and development groups, and applied testing customers in fields such as forensics, veterinary diagnostics, food safety and biosecurity. We market our products in more than 100 countries.

Basis of Presentation

The accompanying Consolidated Financial Statements were prepared in conformity with U.S. generally accepted accounting principles (GAAP) and all amounts are presented in U.S. dollars rounded to the nearest thousand, unless otherwise indicated.

Reclassifications

Certain reclassifications of prior year amounts have been made to conform to the current year presentation.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Principles of Consolidation

The Consolidated Financial Statements include QIAGEN N.V. and our wholly owned subsidiaries other than those that are considered variable interest entities for which we are not the primary beneficiary. All significant intercompany accounts and transactions have been eliminated. Investments in companies where we exercise significant influence over the operations, and which we have determined that we are not the primary beneficiary, are accounted for using the equity method. All other investments are accounted for under the cost method.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingencies at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Risk

We buy materials for products from many suppliers, and are not dependent on any one supplier or group of suppliers for the business as a whole. However, key components of certain products, including certain instrumentation components and chemicals, are available only from a single source. If supplies from these vendors were delayed or interrupted for any reason, we may not be able to obtain these materials timely or in sufficient quantities in order to produce certain products and sales levels could be negatively affected. Additionally, our customers include researchers at pharmaceutical and biotechnology companies, academic institutions and government and private laboratories. Fluctuations in the research and development budgets of these researchers and their organizations for applications in which our products are used could have a significant effect on the demand for our products.

The financial instruments used in managing our foreign currency and interest rate exposures have an element of risk in that the counterparties may be unable to meet the terms of the agreements. We attempt to minimize this risk by limiting the counterparties to a diverse group of highly-rated international financial institutions. The carrying values of our financial instruments incorporate the non-performance risk by using market pricing for credit risk. However, we have no reason to believe that any counterparties will default on their obligations and therefore do not expect to record any losses as a result of counterparty default. In order to minimize our exposure with any single counterparty, we have entered into master agreements which allow us to manage the exposure with the respective counterparty on a net basis. In connection with such agreements, we do not require and are not required to pledge collateral for derivative transactions.

Other financial instruments that potentially subject us to concentrations of credit risk are cash and cash equivalents, short-term investments, and accounts receivable. We attempt to minimize the risks related to cash and cash equivalents and short-term investments by dealing with highly-rated financial institutions and investing in a broad and diverse range of financial instruments. We have established guidelines related to credit quality and maturities of investments intended to maintain safety and liquidity. Concentration of credit risk with respect to accounts receivable is limited due to a large and diverse customer base, which is dispersed over different geographic areas. Allowances are maintained for potential credit losses and such losses have historically been within expected ranges.

Foreign Currency Translation

Our functional currency is the U.S. dollar and our subsidiaries' functional currencies are generally the local currency of the respective countries in which they are headquartered. All amounts in the financial statements of entities whose functional currency is not the U.S. dollar are translated into U.S. dollar equivalents at exchange rates as follows: (1) assets and liabilities at period-end rates, (2) income statement accounts at average exchange rates for the period, and (3) components of shareholders' equity at historical rates. Translation gains or losses are recorded in shareholders' equity, and transaction gains and losses are reflected in net income. Realized gains or losses on the value of financial contracts entered into to hedge the exchange rate exposure of receivables and payables are also included in net income. The net gain (loss) on foreign currency transactions in 2010, 2009 and 2008 was  $2.6 million,  $5.6 million, and ( $0.2) million, respectively, and is included in other income, net.

Segment Information

In connection with recent acquisitions and internal restructurings, we determined that we operate as one operating segment in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 280, Segment Reporting. Our chief operating decision maker (CODM) makes decisions based on the Company as a whole. In addition, we have a common basis of organization and types of products and services which derive revenues and consistent product margins. Accordingly, we operate and make decisions as one reporting unit. Certain reclassifications of prior year amounts have been made to conform to the current year presentation, including reclassifications related to reporting as a single segment under ASC Topic 280, Segment Reporting.

Revenue Recognition

Our revenues are reported net of sales and value added taxes, discounts and sales allowances, and are derived primarily from the sale of consumable and instrumentation products, and to a much lesser extent, from the sale of services, intellectual property and technology. We recognize revenue when four basic criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the fee is fixed and determinable; and (4) collectability is reasonably assured.

Consumable and Related Products: Revenue from consumable product sales is generally recognized upon transfer of title consistent with the shipping terms. We maintain a small amount of consignment inventory at certain customer locations. Revenues for the consumable products which are consigned in this manner are recognized upon consumption. We generally allow returns of consumable products if the product is returned in a timely manner and in good condition. Allowances for returns are provided for based upon the historical pattern of returns and Management's evaluation of specific factors that impact the risk of returns.

Related revenue includes license fees, intellectual property and patent sales, royalties and milestone payments. License fees from research collaborations include payments for technology transfer and access rights. Non-refundable, up-front payments received in connection with collaborative research and development agreements are generally deferred and recognized on a straight-line basis over the contract period during which there is any continuing obligation. Revenue from intellectual property and patent sales is recognized when earned, either at the time of sale, or over the performance period. Payments for milestones, generally based on the achievement of substantive and at-risk performance criteria, are recognized in full at such time as the specified milestone has been achieved according to the terms of the agreement. Royalties from licensees are based on reported sales of licensed products and revenues are calculated based on contract terms when reported sales are reliably measurable, fees are fixed and determinable and collectability is reasonably assured.

Instrumentation: Revenue from instrumentation includes the instrumentation equipment, installation, training and other instrumentation services, such as extended warranty services or product maintenance contracts. Revenue from instrumentation equipment is generally recognized when title passes to the customer, upon either shipment or written customer acceptance after satisfying any installation and training requirements. For instrumentation equipment sales that contain other obligations, such as providing consumables, advanced training, separately-priced extended warranty services or separately-priced extended maintenance contracts, revenue is first allocated to separately-priced extended warranty or maintenance contracts based on the stated contract price, then the remaining contract value is allocated to the remaining elements based on objective, verifiable evidence of the fair value of the individual components. The price charged when the element is sold separately generally determines its fair value. Revenues for extended warranty services or extended product maintenance contracts are deferred and recognized on a straight-line basis over the contract period.

We have contracts with multiple elements which are accounted for under ASC 605-25, Revenue Recognition—Multiple-Element Arrangements. Multiple-element arrangements are assessed to determine whether there is more than one unit of accounting. In order for a deliverable to qualify as a separate unit of accounting, all of the following criteria must be met:

•	The delivered items have value to the client on a stand-alone basis;

•	There is objective and reliable evidence of the fair value of the undelivered items; and

•

The arrangement includes a general right of return relative to the delivered items, and delivery or performance of the undelivered items is considered probable and substantially in the control of the Company.

If there is objective and reliable evidence of fair value for all units of accounting in an arrangement, the arrangement consideration is allocated to the separate units of accounting based on each unit's relative fair value. Revenue is then recognized using a proportional-performance method, such as recognizing revenue based on relative fair value of products or services delivered, or on a straight-line basis as appropriate. If these criteria are not met, deliverables included in an arrangement are accounted for as a single unit of accounting and revenue and costs are deferred until the period in which the final deliverable is provided.

Warranty

We provide warranties on our products against defects in materials and workmanship generally for a period of one year. A provision for estimated future warranty costs is recorded in cost of sales at the time product revenue is recognized. Product warranty obligations are included in accrued and other liabilities in the accompanying consolidated balance sheets. The changes in the carrying amount of warranty obligations are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2008	$2,724

Provision charged to income	1,347
Usage	(759)
Adjustments to previously provided warranties, net	(93)
Currency translation	249

BALANCE AT DECEMBER 31, 2009	$3,468

Provision charged to income	3,678
Usage	(3,258)
Adjustments to previously provided warranties, net	(477)
Currency translation	29

BALANCE AT DECEMBER 31, 2010	$3,440

Research and Development

Research and product development costs are expensed as incurred. Research and development expenses consist primarily of salaries and related expenses, facility costs and amounts paid to contract research organizations, and laboratories for the provision of services and materials as well as costs for internal use or clinical trials.

Government Grants

We recognize government grants when there is reasonable assurance that all conditions will be complied with and the grant will be received. Our government grants generally represent subsidies for specified activities and are therefore recognized when earned as a reduction of the expenses recorded for the activity that the grants are intended to compensate. Thus, when the grant relates to research and development expense, the grant is recognized over the same period that the related costs are incurred. Otherwise, amounts received under government grants are recorded as liabilities in the balance sheet. When the grant relates to an asset, the value of the grant is deducted from the carrying amount of the asset.

Shipping and Handling Income and Costs

Shipping and handling costs charged to customers are recorded as revenue in the period that the related product sale revenue is recorded. Associated costs of shipping and handling are included in sales and marketing expenses. For the years ended December 31, 2010, 2009 and 2008, shipping and handling costs totaled  $19.9 million,  $17.5 million and  $17.1 million, respectively.

Advertising Costs

The costs of advertising are expensed as incurred. Advertising costs for the years ended December 31, 2010, 2009 and 2008 were  $7.6 million,  $10.6 million and  $21.5 million, respectively.

General and Administrative, Integration and Other

General and administrative expenses primarily represent the costs required to support administrative infrastructure. In addition, we incur indirect acquisition and business integration costs in connection with purchase business combinations. These costs represent incremental costs that we believe would not have been incurred absent the business combinations. Major components of these costs include payroll and related costs for employees remaining with the Company on a transitional basis; public relations, advertising and media costs for re-branding of the combined organization; and, consulting and related fees incurred to integrate or restructure the acquired operations. Other costs include relocation and restructuring costs incurred in connection with a restructuring which was not contemplated at the time of acquisition. These costs are expensed as incurred.

Income Taxes

We account for income taxes under the liability method. Under this method, total income tax expense is the amount of income taxes expected to be payable for the current year plus the change from the beginning of the year for deferred income tax assets and liabilities established for the expected further tax consequences resulting from differences in the financial reporting and tax basis of assets and liabilities. Deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

Tax benefits are initially recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts.

Derivative Instruments

We enter into derivative financial instrument contracts only for hedging purposes. The purpose of the derivative instruments is to minimize the variability of cash flows or income statement impact associated with the anticipated transactions being hedged or to hedge fluctuating interest rates. As changes in foreign currency or interest rate impact the value of anticipated transactions, the fair value of the forward or swap contracts also changes, offsetting foreign currency or interest rate fluctuations. Derivative instruments are recorded on the balance sheet at fair value. Changes in fair value of derivatives are recorded in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction.

Share-Based Payments

Compensation cost for all share-based payments is recorded based on the grant date fair value.

Stock Options: We utilize the Black-Scholes-Merton valuation model for estimating the fair value of our stock options granted. Option valuation models, including Black-Scholes-Merton, require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility, and the expected life of the award.

Risk-Free Interest Rate—This is the average U.S. Treasury rate (having a term that most closely resembles the expected life of the option) at the date the option was granted.

Dividend Yield—We have never declared or paid dividends on our common stock and do not anticipate declaring or paying any dividends in the foreseeable future.

Expected Volatility—Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. We use a combination of the historical volatility of our stock price and the implied volatility of market-traded options of our stock to estimate the expected volatility assumption input to the Black-Scholes-Merton model. Our decision to use a combination of historical and implied volatility is based upon the availability of actively traded options of our stock and our assessment that such a combination is more representative of future expected stock price trends.

Expected Life of the Option—This is the period of time that the options granted are expected to remain outstanding. We estimated the expected life by considering the historical exercise behavior. We use an even exercise methodology, which assumes that all vested, outstanding options are exercised uniformly over the balance of their contractual life.

Forfeiture Rate—This is the estimated percentage of options granted that are expected to be forfeited or cancelled on an annual basis before becoming fully vested. We estimated the forfeiture rate based on historical forfeiture experience.

Restricted Stock Units: Restricted stock units represent rights to receive Common Shares at a future date. The fair market value is determined based on the number of restricted stock units granted and the market value of our shares on the grant date. The fair market value at the time of the grant, less an estimate for pre-vesting forfeitures, is amortized to expense ratably over the vesting period.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on deposit in banks and other cash invested temporarily in various instruments that are short-term and highly liquid, and having an original maturity of less than 90 days at the date of purchase.

Short-Term Investments

Short-term investments are classified as "available for sale" and stated at fair value in the accompanying balance sheet. Interest income is accrued when earned and changes in market values are reflected as unrealized gains and losses, calculated on the specific identification method, as a component of accumulated other comprehensive income. The amortization of premiums and accretion of discounts to maturity arising from acquisition is included in interest income. A decline in fair value that is judged to be other-than-temporary is accounted for as a realized loss and the write-down is included in the consolidated statements of income. Realized gains and losses, determined on a specific identification basis, on the sale of short-term investments are included in income.

Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, notes receivable, accounts receivable, accounts payable and accrued liabilities approximate their fair values because of the short maturities of those instruments. The carrying value of our variable rate debt and capital leases approximates their fair values because of the short maturities and/or interest rates which are comparable to those available to us on similar terms. The fair values of the notes payable to QIAGEN Finance and Euro Finance, further discussed in Note 15, were estimated by using available over-the-counter market information on the convertible bonds which were issued by QIAGEN Finance and Euro Finance, the values of which correlate to the fair value of the loan arrangements we have with QIAGEN Finance and Euro Finance which include the notes payable, the guarantee and the warrant agreement (further discussed in Note 11).

Accounts Receivable

Our accounts receivable are unsecured and we are at risk to the extent such amounts become uncollectible. We continually monitor accounts receivable balances, and provide for an allowance for doubtful accounts at the time collection becomes questionable based on payment history or age of the receivable. For the years ended December 31, 2010, 2009 and 2008, write-offs of accounts receivable totaled  $0.8 million,  $0.6 million and  $0.7 million while provisions for doubtful accounts which were charged to expense totaled  $1.4 million,  $1.7 million and  $0.8 million, respectively. For all years presented, no single customer represented more than ten percent of accounts receivable or consolidated net sales.

Inventories

Inventories are stated at the lower of cost, determined on a first-in, first-out basis, or market and include material, capitalized labor and overhead costs. Inventories consisted of the following as of December 31, 2010 and 2009:

	As of December 31,
(in thousands)	2010	2009
Raw materials	$23,738	$33,172
Work in process	33,043	39,856
Finished goods	69,852	57,823

Total inventories	$126,633	$130,851

Property, Plant and Equipment

Property, plant and equipment, including equipment acquired under capital lease obligations, are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets (one to 40 years). Amortization of leasehold improvements is computed on a straight-line basis over the lesser of the remaining life of the lease or the estimated useful life. We have a policy of capitalizing expenditures that materially increase assets' useful lives and charging ordinary maintenance and repairs to operations as incurred. When property or equipment is disposed of, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in other income (expense).

Acquired Intangibles and Goodwill

Acquired intangibles are carried at cost less accumulated amortization and consist of licenses to technology held by third parties and other acquired intangible assets. Amortization is computed over the estimated useful life of the underlying patents, which has historically ranged from one to twenty years. Purchased intangible assets other than goodwill are amortized over their estimated useful lives unless these lives are determined to be indefinite. Intangibles are assessed for recoverability considering the contract life and the period of time over which the intangible will contribute to future cash flow. The unamortized cost of intangible assets is evaluated periodically and adjusted, if necessary, if events and circumstances indicate that a permanent decline in value below the carrying amount has occurred.

Amortization expense related to developed technology and patent and license rights which have been acquired in a business combination is included in cost of sales. Amortization of trademarks, customer base and non-compete agreements which have been acquired in a business combination is recorded in operating expense under the caption 'acquisition-related intangible amortization.' Amortization expenses of intangible assets not acquired in a business combination are recorded within either the cost of sales, research and development or sales and marketing line items based on the use of the asset.

Goodwill represents the difference between the purchase price and the estimated fair value of the net assets acquired arising from business combinations. Goodwill is subject to impairment tests annually or earlier if indicators of potential impairment exist, using a fair-value-based approach. We have elected to perform our annual test for indications of impairment as of October 1st of each year. Following the annual impairment tests for the years ended December 31, 2010, 2009 and 2008, goodwill has not been impaired.

Investments

We have investments in non-marketable securities issued by privately held companies. These investments are included in other long-term assets in the accompanying consolidated balance sheets and are accounted for using the equity or cost method of accounting.

Investments are evaluated at least quarterly, or sooner if impairment indicators are noted, to determine if declines in value are other-than-temporary. In making that determination, we consider all available evidence relating to the realizable value of a security. This evidence includes, but is not limited to, the following:

•	adverse financial conditions of a specific issuer, segment, industry, region or other variables;

•	the length of time and the extent to which the fair value has been less than cost; and

•	the financial condition and near-term prospects of the issuer.

The fair values of any of our equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If any such decline is considered to be other than temporary (based on various factors, including historical financial results, product development activities and the overall health of the affiliate's industry), then a write-down of the investment would be recorded in operating expense to its estimated fair value.

Impairment of Long-Lived Assets

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or a group of assets may not be recoverable. We consider a history of operating losses or a change in expected sales levels to be indicators of potential impairment. Assets are grouped and evaluated for impairment at the lowest level for which there are identified cash flows that are largely independent of the cash flows of other groups of assets. We deem an asset to be impaired if a forecast of undiscounted projected future operating cash flows directly related to the asset, including disposal value, if any, is less than its carrying amount. If an asset is determined to be impaired, the loss is measured as the amount by which the carrying amount of the asset exceeds fair value. We generally measure fair value by discounting projected future cash flows. Considerable judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could differ from such estimates.

Recent Authoritative Pronouncements

Adoption of New Accounting Standards

In January 2010, the FASB has issued Accounting Standards Update (ASU) No. 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. This ASU requires new disclosures and clarifies certain existing disclosure requirements about fair value measurements. The FASB's objective is to improve these disclosures and, thus, increase the transparency in financial reporting. Specifically, ASU 2010-06 amends Codification Subtopic 820-10 to now require a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers; and in the reconciliation for fair value measurements using significant unobservable inputs, a reporting entity is now required to present separately information about purchases, sales, issuances, and settlements. In addition, ASU 2010-06 clarifies the requirements for previously required disclosures. For purposes of reporting fair value measurement for each class of assets and liabilities, a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities; and a reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009. We adopted these updates in 2010 without any impact.

In February 2010, the FASB has issued ASU 2010-10, Consolidation (Topic 810): Amendments for Certain Investment Funds. The amendments in the ASU defer the effective date of certain amendments to the consolidation requirements of ASC Topic 810, Consolidation, resulting from the issuance of FASB Accounting Standard No. 167, Amendments to FASB Interpretation 46(R). Specifically, the amendments to the consolidation requirements of Topic 810 resulting from the issuance of Standard No. 167 are deferred for a reporting entity's interest in an entity that has all the attributes of an investment company; or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies. The ASU does not defer the disclosure requirements in the Standard No. 167 amendments to Topic 810. The amendments in this ASU are effective as of the beginning of a reporting entity's first annual period that begins after November 15, 2009, and for interim periods within that first annual reporting period. Early application is not permitted. We adopted these updates in 2010 without any impact.

In February 2010, the FASB issued ASU No. 2010-09, Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements. The amendments in the ASU remove the requirement to disclose a date through which subsequent events have been evaluated in both issued and revised financial statements. Revised financial statements include financial statements revised as a result of either correction of an error or retrospective application of U.S. GAAP. The guidance in the ASU was effective immediately for all financial statements that have not yet been issued or have not yet become available to be issued, except for guidance related to the date through which conduit bond obligors should evaluate subsequent events (i.e., the date the financial statements were issued). We adopted these updates in 2010 without any impact.

In February 2010, the FASB issued ASU No. 2010-08, Technical Corrections to Various Topics. The ASU is the result of the FASB's review of its standards to determine if any provisions are outdated, contain inconsistencies, or need clarifications to reflect the FASB's original intent. The FASB believes the amendments do not fundamentally change U.S. GAAP. However, certain clarifications on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and special transition provisions are provided for those amendments. The ASU contains various effective dates. The clarifications of the guidance on embedded derivatives and hedging (Subtopic 815-15) are effective for fiscal years beginning after December 15, 2009. The amendments to the guidance on accounting for income taxes in a reorganization (Subtopic 852-740) apply to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. All other amendments are effective as of the first reporting period (including interim periods) beginning after the date this ASU was issued. We adopted the update in 2010 without any impact.

Recently Issued Accounting Standards

In October 2009, the FASB issued new authoritative guidance regarding "Revenue Recognition—Multiple Deliverable Revenue Arrangements." This update provides amendments for separating consideration in multiple deliverable arrangements and removes the objective-and-reliable-evidence-of-fair-value criterion from the separation criteria used to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting, replaces references to "fair value" with "selling price" to distinguish from the fair value measurements required under the "Fair Value Measurements and Disclosures" guidance, provides a hierarchy that entities must use to estimate the selling price, eliminates the use of the residual method for allocation, and expands the ongoing disclosure requirements. We will adopt this standard beginning January 1, 2011 and do not expect any impact.

In April 2010, the FASB issued ASU No. 2010-17, Revenue Recognition—Milestone Method (Topic 605): Milestone Method of Revenue Recognition. The ASU codifies the consensus reached in Emerging Issues Task Force Issue No. 08-9, "Milestone Method of Revenue Recognition." The amendments provide guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions. Consideration that is contingent on achievement of a milestone in its entirety may be recognized as revenue in the period in which the milestone is achieved only if the milestone is judged to meet certain criteria to be considered substantive. Milestones should be considered substantive in their entirety and may not be bifurcated. An arrangement may contain both substantive and nonsubstantive milestones, and each milestone should be evaluated individually to determine if it is substantive. The amendments in the ASU are effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010. We will adopt this standard beginning January 1, 2011 and do not expect any impact.

In April 2010, the FASB issued ASU No. 2010-12, Income Taxes (Topic 740). The ASU codifies an SEC Staff Announcement relating to accounting for the Health Care and Education Reconciliation Act of 2010 and the Patient Protection and Affordable Care Act. On March 30, 2010, the U.S. President signed the Health Care and Education Reconciliation Act of 2010, which is a reconciliation bill that amends the Patient Protection and Affordable Care Act that was signed by the President on March 23, 2010 (collectively, the "Acts"). Questions had arisen about the effect, if any, of the two different signing dates. The SEC has concluded that the two Acts, when taken together, represent the current health care reforms as passed by U.S. Congress and signed by the U.S. President and therefore would not object to the view that the two Acts should be considered together for accounting purposes. As a result of the Acts, a 2.3% excise tax will be imposed on the sale, including leases, of any taxable medical devices by the manufacturer, producer or importer of such devices. A "taxable medical device" is any FDA regulated device intended for human use. The excise tax will apply to the sales of all taxable medical devices occurring in the U.S. after December 31, 2012. While we continue to evaluate the impact of the Acts, at the present time, we expect a net positive impact from the legislation due to the expected increase in net sales resulting from increased healthcare coverage, which will be partially offset by the excise tax.

Net Income per Common Share	12 Months Ended
Dec. 31, 2010
Net Income per Common Share
Net Income per Common Share
3.	Net Income per Common Share

We present basic and diluted earnings per share. Basic earnings per share is calculated by dividing the net income attributable to the owners of QIAGEN N.V. by the weighted average number of common shares outstanding. Diluted earnings per share reflect the potential dilution that would occur if all "in the money" securities to issue common shares were exercised or converted. The following schedule summarizes the information used to compute earnings per common share:

	Years ended December 31,
(in thousands)	2010	2009	2008
Weighted average number of Common Shares used to compute basic net income per Common Share	232,635	206,928	196,804
Dilutive effect of stock options and restrictive stock units	2,843	2,717	3,122
Dilutive effect of outstanding warrant shares	5,005	3,967	4,333

Weighted average number of Common Shares used to compute diluted net income per Common Share	240,483	213,612	204,259

Outstanding stock options and restrictive stock units having no dilutive effect, not included in above calculation	2,152	2,627	2,149

Outstanding warrants having no dilutive effect, not included in above calculation	21,462	22,500	22,430

Acquisitions, Divestiture and Restructuring	12 Months Ended
Dec. 31, 2010
Acquisitions, Divestiture and Restructuring
Acquisitions, Divestiture and Restructuring
4.	Acquisitions, Divestiture and Restructuring

2010 Acquisitions

In 2010, we completed two acquisitions which individually were not significant to the overall consolidated financial statements. We acquired 100% of the shares of ESE GmbH, a privately held developer and manufacturer of UV and fluorescence optical measurement devices. ESE is based in Stockach, Germany. ESE has pioneered the development and manufacturing of optical measurement systems for medical and industrial applications. The systems utilize unique, high-performance and award-winning fluorescence detection technologies integrated into compact modules. We have demonstrated that ESE's fluorescence detection systems can be used to measure signals generated by our existing testing technologies, including the HDA and tHDA isothermal assay systems. We also acquired the food market business of the Institute for Product Quality (ifp), a Berlin-based company which sells food, veterinary and environmental quality control assays. The transaction was an asset purchase of primarily patents, know-how, intellectual property rights and customer data related to the business. We have entered into license and contract manufacturing agreement with ifp under which ifp will perform the production for QIAGEN.

Aggregate consideration paid in 2010 for the acquisitions was  $22.7 million and an amount of  $2.9 million was retained in an escrow account to cover any claims for breach of any representations, warranties or indemnities. During 2010,  $1.6 million of the funds were released, and as a result  $1.3 million is included in prepaid expenses and other in the accompanying consolidated balance sheets. Correspondingly, we have recorded preacquisition contingencies of  $1.3 million which are included in accrued and other liabilities in the accompanying consolidated balance sheets. Furthermore, the Purchase Agreements for both acquisitions include aggregate milestone payments of up to  $8.1 million, of which  $0.2 million was paid in 2010.

Final Allocation of 2009 Acquisitions

DxS Ltd. Acquisition

On September 21, 2009, we acquired 100% of the outstanding shares of DxS Ltd. (DxS), a privately-held developer and manufacturer of companion diagnostic products headquartered in Manchester, United Kingdom. With this acquisition, we believe that we have taken a strong leadership position in personalized healthcare (PHC). The transaction was valued at  $94.5 million in cash, plus up to an additional  $35.0 million in contingent consideration. The acquisition date fair value of the total consideration was  $112.1 million, which consisted of  $94.5 million in cash and  $17.6 million for the acquisition date fair value of the contingent consideration. A portion of the purchase consideration was deposited in an escrow account with a paying agent to cover any claims for breach of representations, warranties, covenants or indemnities or failure to satisfy certain conditions. As a result,  $8.7 million is included in prepaid expenses and other in the accompanying consolidated balance sheets. Correspondingly, we have recorded preacquisition contingencies of  $8.7 million which are included in accrued and other liabilities in the accompanying consolidated balance sheets.

The contingent consideration of up to  $35.0 million relates to specific commercial and other milestones, which, if met, will be paid. During 2010, contingent consideration of  $5.5 million was paid. The preliminary total fair value of milestones is approximately  $17.6 million which, as of the acquisition date, has been recognized as purchase price. The fair value of the milestone payments was determined using a discount rate of 3.25% and a probability regarding the accomplishment of the milestones of 90 to 95%.

SABiosciences Acquisition

On December 14, 2009, we acquired 100% of the outstanding shares of SABiosciences Corporation, located in Frederick, Maryland (USA). SABiosciences holds a leading position in the design and commercialization of disease- and pathway-focused real-time PCR-based assay panels, which are widely utilized in biomedical research and in the development of future drugs and diagnostics. At closing, the purchase price was  $97.6 million in cash. As of December 31, 2010, we have  $5.9 million of the consideration in an escrow account with a paying agent to cover any claims for breach of representations, warranties, covenants or indemnities or failure to satisfy certain conditions. This amount is included in prepaid expenses and other in the accompanying Consolidated Balance Sheet. Correspondingly, we have preacquisition contingencies of  $5.9 million which are included in accrued and other liabilities in the accompanying Consolidated Balance Sheet.

As of December 31, 2010, the final allocation of the purchase price and transaction costs for the acquisitions of DxS and SABiosciences are follows:

(in thousands)	DxS Acquisition	SABiosciences Acquisition	Total
Purchase Price:
Cash	$94,823	$97,586	$192,409
Fair value of milestones	17,599	—	17,599

	$112,422	$97,586	$210,008

Final Allocation:
Working capital	$263	$10,153	$10,416
Fixed and other long-term assets	2,199	2,215	4,414
Product technology and know how	16,400	26,400	42,800
Purchased in-process research and development	1,400	1,700	3,100
Customer relationships	54,900	8,400	63,300
Tradename	4,100	1,900	6,000
Goodwill	56,935	62,178	119,113
Deferred tax liability on fair value of identifiable intangible assets acquired	(23,040)	(15,360)	(38,400)
Liabilities assumed	(735)	—	(735)

	$112,422	$97,586	$210,008

The weighted-average amortization period for the intangible assets acquired with DxS is 15 years and with SABiosciences is 10 years. The goodwill acquired in these acquisitions is not deductible for tax purposes.

Other 2009 Acquisitions

On August 6, 2009, we acquired Explera s.r.l., a leading supplier in molecular diagnostics and personalized medicine in Italy. The transaction is valued at  $7.5 million, with a fixed purchase price of  $5.0 million and milestone payments of  $2.5 million. With this acquisition, we expanded the size of our molecular diagnostics sales channel in Italy and added several activities in the area of personalized medicine and access to a suite of CE-IVD pyrosequencing assays.

On November 12, 2009, we acquired 100% of the outstanding shares of a developer, producer and distributor of PCR-based technologies for forensics, kinship and paternity analysis, and other human identity testing applications located in Germany. Upon closing of the transaction, an upfront payment of  $23.3 million was paid to the sellers, less an amount of  $13.1 million which was originally retained in an escrow account to cover any claims for breach of any of representations, warranties or indemnities. The escrow funds were partially released to the sellers during 2010. Another  $1.6 million was paid to the sellers in 2010.

Our acquisitions have historically been made at prices above the fair value of the acquired net assets, resulting in goodwill, due to expectations of synergies of combining the businesses. These synergies include use of our existing infrastructure, such as sales force, shared service centers, distribution channels and customer relations, to expand sales of the acquired businesses' products; use of the infrastructure of the acquired businesses to cost-effectively expand sales of our products; and elimination of duplicative facilities, functions and staffing.

These acquisitions have been accounted for using the purchase method of accounting, and the acquired companies' results have been included in the accompanying statements of operations from their respective dates of acquisition. Acquisition-related costs are expensed when incurred and are included in general, administrative, integration and other in the accompanying consolidated statements of income.

Final Allocations of 2008 Acquisitions

On July 1, 2008, we acquired an 82.5% interest in Corbett Life Science Pty. Ltd. (Corbett), a developer, manufacturer, and distributor of life sciences instrumentation headquartered in Sydney, Australia, with an option to acquire the minority interest. On October 1, 2008, we acquired all assets related to the Biosystems Business from Biotage AB, a publicly listed developer, manufacturer and distributor of products for genetic analysis and medicinal chemistry headquartered in Uppsala, Sweden. This business division contains Pyrosequencing systems for genetic analysis, PyroMark products for methylation, sequence and mutation analysis and Pyro Gold reagents. Additionally, the transaction included the acquisition of Biotage's 17.5% shareholding in Corbett.

Following the finalization of the fair-value of acquired pre-acquisition contingencies, deferred taxes, and certain milestone payments, the final allocations of the purchase price and transaction costs for the acquisitions of Corbett Life Science Pty. Ltd. (Corbett) and the Biosystems Business from Biotage AB as of December 31, 2009, is as follows:

(in thousands)	Corbett Acquisition	Biosystems Business Acquisition	Total
Purchase Price:
Issuance of restricted shares	$4,234	$—	$4,234
Cash, including transaction costs	130,318	52,024	182,342
Cash acquired	(7,075)	—	(7,075)
Cash for 17.5% interest in Corbett	21,071	(21,071)	—

	$148,548	$30,953	$179,501

Final Allocation:
Working capital	$8,537	$3,030	$11,567
Fixed and other long-term assets	4,204	234	4,438
Developed IP	35,000	12,600	47,600
Customer relationships	17,400	1,800	19,200
Tradename	3,600	900	4,500
Goodwill	96,214	14,662	110,876
Purchased in-process research and development expense	1,000	—	1,000
Deferred tax liability on fair value of identifiable intangible assets acquired	(16,433)	—	(16,433)
Liabilities assumed	(974)	(2,273)	(3,247)

	$148,548	$30,953	$179,501

The weighted-average amortization period for all intangible assets acquired in 2008 is 10 years. The goodwill acquired in these acquisitions is not deductible for tax purposes.

Other 2008 Acquisitions

In 2008, we acquired a business unit from Diagnostic Technology Pty. Ltd., located in Belrose, Australia, which relates to the distribution of products in Australia, New Zealand, Singapore and Malaysia. The purchase price consisted of an upfront payment in the amount of Australian dollars (AUD) 0.9 million and a milestone payment amounting to AUD 0.4 million, which was paid in 2009. Additionally in 2008, we established QIAGEN Mexico via the acquisition of certain assets of our former life science distributor Quimica Valaner. We also acquired the minority interest in its Brazilian sub, QIAGEN Brasil Biotecnologia Ltda., for  $3.2 million in cash in 2008. The establishment of QIAGEN Mexico, as well as the acquisition of the minority interest in its Brazilian subsidiary, represents our commitment to expanding our presence in Latin America. We do not consider these acquisitions to be material.

2009 Divestiture

In July 2009, through the sale of our subsidiary in Austria, we sold the Olerup SSP® product line and related assets to Olerup International AB, a subsidiary of LinkMed, a Swedish venture capital company specializing in life sciences. The Olerup SSP® product line includes molecular transplantation testing products used for DNA human leukocyte antigen (HLA) typing. We retained rights to all Olerup SSP® assays for applications outside transplantation testing, such as in personalized medicine. The transaction does not affect our presence in new sequencing-based typing assays in the area of transplantation. We recorded a net gain of approximately  $1.2 million on the sale of the business, which is recorded in other income, net in 2009.

2009 Restructuring of Acquired Business

In October 2009, we started the closure of our facilities and relocation of our activities in Brisbane and Sydney to other locations, primarily to QIAGEN Instruments AG in Switzerland. These restructurings follow the acquisition of Corbett in 2008 and consolidate our instrument manufacturing activities. The closure and relocation were completed in 2010 at a total pre-tax cost of approximately  $4.2 million, of which  $1.9 million was incurred in 2010.

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2010
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income
5.	Accumulated Other Comprehensive Income

The following table is a summary of the components of accumulated other comprehensive income:

(in thousands)	2010	2009
Net unrealized loss on cash flow hedging contracts, net of tax of $0.7 million and $2.7 million in 2010 and 2009, respectively	$(1,644)	$(5,326)
Net unrealized gain (loss) on pension, net of tax of $4,000 and $50,000 in 2010 and 2009, respectively	(11)	118
Foreign currency translation effects from intercompany long-term investment transactions, net of tax of $4.4 million and $1.9 million in 2010 and 2009, respectively	5,774	7,465
Foreign currency translation adjustments	60,635	47,889

Accumulated other comprehensive income	$64,754	$50,146

Derivatives and Hedging	12 Months Ended
Dec. 31, 2010
Derivatives and Hedging
Derivatives and Hedging
6.	Derivatives and Hedging

Derivatives and Hedging

In the ordinary course of business, we use derivative instruments, including swaps, forwards and/or options, to manage potential losses from foreign currency exposures and variable rate debt. The principal objective of such derivative instruments is to minimize the risks and/or costs associated with global financial and operating activities. We do not utilize derivative or other financial instruments for trading or other speculative purposes. We recognize all derivatives as either assets or liabilities on the balance sheet on a gross basis, measure those instruments at fair value and recognize the change in fair value in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures. We do not offset the fair value of derivative instruments with cash collateral held or received from the same counterparty under a master netting arrangement.

As of December 31, 2010, all derivatives that qualify for hedge accounting are cash-flow hedges. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. In 2010, we did not record any hedge ineffectiveness related to any cash-flow hedges in income (expense) and did not discontinue any cash-flow hedges. There are no expected transactions which would result in a reclassification of amounts in other comprehensive income into earnings in the next 12 months. Derivatives, including those that are not designated as hedges, are classified in the operating section of the consolidated statements of cash flows, in the same category as the related consolidated balance sheet account.

Foreign Currency Derivatives

As a globally active enterprise, we are subject to risks associated with fluctuations in foreign currencies in our ordinary operations. This includes foreign currency-denominated receivables, payables, debt, and other balance sheet positions. We manage balance sheet exposure on a group-wide basis primarily using foreign exchange forward contracts and cross-currency swaps.

We have foreign currency forward contracts with an aggregate notional amount of  $44.0 million, which have been entered into in connection with the notes payable to QIAGEN Finance (see Note 15) and which qualify for hedge accounting as cash-flow hedges. We have determined that no ineffectiveness exists related to these derivatives. However, the differences between spot and forward rates were excluded from the assessment of hedge effectiveness and included in interest income as it effectively constitutes the difference in the interest rates of the respective currency pairs. The contracts mature in July 2011 and had fair market values at December 31, 2010 and 2009 of approximately  $3.9 million, included in accrued and other liabilities, and  $5.7 million, included in other long-term liabilities, respectively, in the accompanying consolidated balance sheets.

In addition, we were party to cross-currency swaps which have been entered into in connection with the notes payable to Euro Finance (see Note 15) and which qualified as cash-flow hedges with a notional amount of  $120.0 million as of December 31, 2010 and 2009, which mature in November 2012 and had fair market values of  $4.6 million and  $16.7 million at December 31, 2010 and 2009, respectively, which are included in other long-term liabilities in the accompanying consolidated balance sheets.

Undesignated Derivative Instruments

We are party to various foreign exchange forward and swap arrangements which had, at December 31, 2010, an aggregate notional value of approximately  $295.4 million and fair values of  $0.7 million and  $5.1 million, which are included in other assets and other liabilities, respectively, and which expire at various dates through April 2011. The transactions have been entered into to offset the effects from short-term balance sheet exposure to foreign currency exchange risk. Changes in the fair value of these arrangements have been recognized in other income, net.

We were party to various foreign exchange forward and swap arrangements which had, at December 31, 2009, an aggregate notional value of approximately  $200.1 million and fair values of  $0.9 million and  $7.7 million, which are included in other assets and other liabilities, respectively, and which expired at various dates through March 2010. The transactions have been used to offset the effects from short-term balance sheet exposure to foreign currency exchange risk. Changes in the fair value of these arrangements have been recognized in other income, net.

Interest Rate Derivatives

We use interest rate derivative contracts on certain borrowing transactions to hedge fluctuating interest rates. We have entered into interest rate swaps in which we agree to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed-upon notional principal amount. During 2008, we entered into interest rate swaps, which effectively fixed the variable interest rates on  $200.0 million of our variable rate debt and qualify for hedge accounting as cash-flow hedges. We have determined that no ineffectiveness exists related to these swaps. During 2010,  $100.0 million of the swaps matured. The remaining  $100.0 million matures in October 2011, and as of December 31, 2010 had an aggregate fair value of  $2.7 million, which is recorded in accrued and other liabilities in the accompanying consolidated balance sheet. As of December 31, 2009 these swaps had an aggregate fair value of  $6.3 million, of which  $2.1 million is recorded in accrued and other liabilities and  $4.2 million is recorded in other long-term liabilities in the accompanying consolidated balance sheet

Fair Values of Derivative Instruments

The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2010 and 2009:

	Derivatives in Asset Positions Fair value		Derivatives in Liability Positions Fair value
(in thousands)	12/31/2010	12/31/2009	12/31/2010	12/31/2009
Derivative instruments designated as hedges
Interest rate contracts	$—	$—	$(2,663)	$(6,274)
Foreign exchange contracts	—	—	(8,452)	(22,495)

Total derivative instruments designated as hedges	$—	$—	$(11,115)	$(28,769)

Undesignated derivative instruments
Foreign exchange contracts	$677	$947	$(5,113)	$(7,690)

Total derivative instruments	$677	$947	$(16,228)	$(36,459)

Gains and Losses on Derivative Instruments

The following tables summarize the locations and gains on derivative instruments for the years ended December 31, 2010 and 2009:

Year-Ended December 31, 2010 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Loss recognized in income
Cash-flow hedges
Interest rate contracts	$3,611	Interest expense	$—	n/a
Foreign exchange contracts	11,025	Other income, net	(8,874)	n/a

Total	$14,636		$(8,874)	n/a

Undesignated derivative instruments
Foreign exchange contracts	n/a	Other income, net	n/a	$(2,239)

Year-Ended December 31, 2009 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Loss recognized in income
Cash-flow hedges
Interest rate contracts	$537	Interest expense	$—	n/a
Foreign exchange contracts	(13,278)	Other income, net	8,367	n/a

Total	$(12,741)		$8,367	n/a

Undesignated derivative instruments
Foreign exchange contracts	n/a	Other income, net	n/a	$(2,333)

The amounts noted in the table above for accumulated other comprehensive income (AOCI) do not include any adjustment for the impact of deferred income taxes.

Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements
7.	Fair Value Measurements

Assets and liabilities are measured at fair value according to a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1. Observable inputs, such as quoted prices in active markets;

Level 2. Inputs, other than the quoted price in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Our assets and liabilities measured at fair value on a recurring basis consist of short-term investments, which are classified in Level 1 and Level 2 of the fair value hierarchy, and derivative contracts used to hedge currency and interest rate risk, which are classified in Level 2 of the fair value hierarchy and are shown in the tables below. In determining fair value for Level 2 instruments, we apply a market approach, using quoted active market prices relevant to the particular instrument under valuation, giving consideration to the credit risk of both the respective counterparty to the contract and the Company. To determine our credit risk we estimated our credit rating by benchmarking the price of outstanding debt to publicly-available comparable data from rated companies. Using the estimated rating, our credit risk was quantified by reference to publicly-traded debt with a corresponding rating.

The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009:

	As of December 31, 2010				As of December 31, 2009
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$70,000	$36,077	$—	$106,077	$40,000	$—	$—	$40,000
Foreign exchange contracts	—	677	—	677	—	947	—	947

	$70,000	$36,754	$—	$106,754	$40,000	$947	$—	$40,947

Liabilities:
Foreign exchange contracts	$—	$13,565	$—	$13,565	$—	$30,185	$—	$30,185
Interest rate contracts	—	2,663	—	2,663	—	6,274	—	6,274

	$—	$16,228	$—	$16,228	$—	$36,459	$—	$36,459

The carrying values of financial instruments, including cash and equivalents, accounts receivable, accounts payable and other accrued liabilities, approximate their fair values due to their short-term maturities. The estimated fair value of long-term debt as disclosed in Note 15 was based on current interest rates for similar types of borrowings. The estimated fair values may not represent actual values of the financial instruments that could be realized as of the balance sheet date or that will be realized in the future. There were no fair value adjustments in the years ended December 31, 2010 and 2009 for nonfinancial assets or liabilities required to be measured at fair value on a nonrecurring basis.

Short-term Investments	12 Months Ended
Dec. 31, 2010
Short-term Investments
Short-term Investments
8.	Short-term Investments

At December 31, 2010, short-term investments consisted of  $70.0 million of investments in short-term funds that have a fixed maturity date. Thereof  $50.0 million matured in January 2011 and  $20.0 million will mature in May 2011. These fund investments are carried at fair market value, which is equal to the cost. Additionally, we had EUR 27.0 million ( $36.1 million as of December 31, 2010) of loan note receivables due from financial institutions. These loan receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. These loans consist of  $9.4 million which matured in February 2011, and  $26.7 million which matures in November 2013 with put option rights on a quarterly basis beginning in February 2011. Interest income is determined using the effective interest rate method. These loans are classified as current assets in the accompanying consolidated balance sheets since we may put the loans at our discretion beginning February 2011.

At December 31, 2009, we had short-term investments which had a fair market value and cost of  $40.0 million.

For the year ended December 31, 2010, proceeds from sales of short term investments totaled  $44.0 million. There were no sales of short term investments in 2009. There were no realized gains or losses during 2010 or 2009.

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2010
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
9.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets are summarized as follows as of December 31, 2010 and 2009:

(in thousands)	2010	2009
Prepaid expenses	$24,061	$29,109
Amounts held in escrow in connection with acquisitions	27,006	37,094
Value Added Tax	7,039	7,865
Other receivables	6,296	22,825

	$64,402	$96,893

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment
Property, Plant and Equipment
10.	Property, Plant and Equipment

Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2010 and 2009:

(in thousands)	Estimated useful life (in years)	2010	2009
Land	—	$16,053	$16,045
Buildings and improvements	1-40	232,946	237,547
Machinery and equipment	1-15	157,973	135,540
Computer software	1-10	53,948	53,038
Furniture and office equipment	1-15	75,030	69,310
Construction in progress	—	59,418	16,788

		595,368	528,268

Less: Accumulated depreciation and amortization		(249,704)	(210,801)

Property, plant and equipment, net		$345,664	$317,467

Amortization of assets acquired under capital lease obligations is included within accumulated depreciation and amortization above for the years ended December 31, 2010 and 2009, respectively. For the years ended December 31, 2010, 2009 and 2008 depreciation and amortization expense totaled  $47.9 million,  $42.0 million and  $36.2 million, respectively. Repairs and maintenance expense was  $11.8 million,  $10.9 million and  $9.7 million in 2010, 2009 and 2008, respectively. For the year ended December 31, 2010, construction in progress includes amounts related to the construction of new facilities in Germany and the United States. For the years ended December 31, 2010, 2009 and 2008, interest capitalized in connection with construction projects was not significant.

Investments	12 Months Ended
Dec. 31, 2010
Investments
Investments
11.	Investments

We have made strategic investments in certain companies that are accounted for using the equity or cost method of accounting. The method of accounting for an investment depends on the level of influence. We monitor changes in circumstances that may require a reassessment of the level of influence. We periodically review the carrying value of these investments for impairment, considering factors such as the most recent stock transactions and book values from the recent financial statements. The fair value of cost-method investments is estimated when there are identified events or changes in circumstances that may have an impact on the fair value of the investment. A summary of these investments, which are included in other assets, is as follows:

		Equity Investments As of December 31,		Share of income (loss) For the years ended December 31,
Company (in thousands)	Ownership Percentage	2010	2009	2010	2009	2008
PreAnalytiX GmbH	50.00%	$15,308	$10,894	$2,969	$2,887	$1,459
QBM Cell Science	19.50%	$405	$394	$11	$(49)	$(61)
QIAGEN Finance	100.00%	$949	$818	$131	$115	$426
QIAGEN Euro Finance	100.00%	$1,306	$1,033	$273	$300	$257
Pyrobett	19.00%	$3,927	$—	$(73)	$—	$—
Dx Assays Pte Ltd	33.30%	$—	$—	$—	$(316)	$(408)

We have a 50% interest in a joint venture company, PreAnalytiX GmbH, for which we are not the primary beneficiary. Thus, the investment is accounted for under the equity method. PreAnalytiX was formed to develop, manufacture and market integrated systems for the collection, stabilization and purification of nucleic acids for molecular diagnostic testing. At present, our maximum exposure to loss as a result of our involvement with PreAnalytiX is limited to our share of losses from the equity method investment itself.

We have a 100% interest in QIAGEN Finance (Luxembourg) S.A. (QIAGEN Finance) and QIAGEN Euro Finance (Luxembourg) S.A. (Euro Finance), companies established for the purpose of issuing convertible debt in 2004 and 2006, respectively. In August 2004, we issued  $150.0 million of 1.5% Senior Convertible Notes (2004 Notes) due in 2024 through QIAGEN Finance. In May 2006, we completed the offering of  $300.0 million of 3.25% Senior Convertible Notes (2006 Notes) due in 2026 through Euro Finance. The proceeds of the 2004 and 2006 Notes were loaned to subsidiaries within the consolidated QIAGEN N.V. group. QIAGEN N.V. has guaranteed all of these Notes, and has agreements with each of QIAGEN Finance and Euro Finance to issue common shares to the investors in the event of conversion of any of the Notes. QIAGEN Finance and Euro Finance are variable interest entities. We are not the primary beneficiary, therefore neither is consolidated. Accordingly, the 2004 and 2006 convertible debt is not included in the consolidated statements of QIAGEN N.V., though QIAGEN N.V. does report the full obligation of the debt through its liabilities to QIAGEN Finance and Euro Finance. QIAGEN N.V. accounts for its investments in QIAGEN Finance and Euro Finance as equity investments and accordingly records 100% of the profit or loss of QIAGEN Finance and Euro Finance in the gain or loss from equity method investees. At present, our maximum exposure to loss as a result of our involvement with QIAGEN Finance and Euro Finance is limited to our share of losses from the equity method investments.

In 2010, we made a  $4.0 million investment in Pyrobett, a company located in Singapore which performs research and development activities related to the development of instruments for use in life sciences.

At December 31, 2010 and 2009, we had a loan receivable of  $1.6 million and  $1.4 million, respectively, included in other long-term assets, due from Dx Assays, which bears interest at 15% and is due in March 2013.

During 2010, we made an investment of EUR 2.5 million (approximately  $3.4 million as of December 31, 2010) for a 7.6% share of a privately-held company. The investment is accounted for under the cost-method.

During 2009, we sold our investment in a privately-held company which had been accounted for under the cost-method of accounting, and realized a gain of  $10.5 million in 2009. The proceeds were received in January 2010, and an additional gain of  $0.6 million was recorded in 2010 following the receipt of additional proceeds which had been held in escrow.

During 2008, in connection with the acquisition of Corbett, we impaired our  $4.0 million investment in a privately-held company which had been accounted for under the cost-method of accounting. Following the acquisition of Corbett, management anticipated a change in our purchasing pattern of the investee's products, which negatively impacted the forecasted financial condition of the investee. Accordingly, the known impact to the investee's financial condition, absent other evidence indicating a realizable value of the investment, indicated that our investment was worthless and that recoverability of the asset through future cash flows was not considered likely enough to support the current carrying value. We had no contractual obligation to provide any additional investment or other financing beyond the investment in the investee. The impairment is included in other income, net in the accompanying consolidated statements of income.

Intangible Assets	12 Months Ended
Dec. 31, 2010
Intangible Assets
Intangible Assets
12.	Intangible Assets

The following sets forth the acquired intangible assets by major asset class as of December 31, 2010 and December 31, 2009:

		2010		2009
(in thousands)	Weighted Average Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	11.0 years	$289,199	$(88,275)	$246,535	$(69,380)
Developed technology	9.7 years	501,287	(157,838)	461,507	(108,374)
Customer base, trademarks, in-process R&D and non-compete agreements	11.3 years	275,167	(66,213)	263,985	(41,977)

		$1,065,653	$(312,326)	$972,027	$(219,731)

Unamortized Intangible Assets:
Goodwill		$1,352,281		$1,337,064

In connection with the acquisitions as more fully discussed in Note 4, approximately  $0.6 million and  $3.1 million of purchase price was allocated to purchased in-process research and development and capitalized in 2010 and 2009, respectively. Prior to January 1, 2009, purchased in-process research and development costs were expensed. During the year ended December 31, 2008 approximately  $1.0 million of purchase price was allocated to purchased in-process research and development and expensed.

Amortization expense on intangible assets totaled approximately  $94.9 million,  $78.4 million and  $69.4 million, respectively, for the years ended December 31, 2010, 2009 and 2008. During 2009, additional amortization of  $5.0 million was recorded in cost of sales related to the impairment of developed technology, which was triggered by the acquisition of DxS and SABiosciences. Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2011	$96,858
2012	$94,916
2013	$91,653
2014	$90,240
2015	$89,677

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2009 are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2008	$1,152,105

Goodwill acquired during the year	116,340
Goodwill written off during the year	(1,631)
Earn-out and milestone payments	28,946
Purchase adjustments	13,729
Effect of foreign currency translation	27,575

BALANCE AT DECEMBER 31, 2009	$1,337,064

Earn-out and milestone payments	2,983
Purchase adjustments	579
Effect of foreign currency translation	11,655

BALANCE AT DECEMBER 31, 2010	$1,352,281

The changes in the carrying amount of goodwill during the year ended December 31, 2009 resulted from the 2009 acquisitions, foreign currency translation and purchase price adjustments primarily related to tax matters in connection with prior year acquisitions. During 2009,  $1.6 million of goodwill from a previous acquisition was written off following the acquisition of DxS Ltd. in September 2009 and is recorded in general and administrative, integration and other expenses in the accompanying consolidated statements of income. During 2010, changes in goodwill resulted from earn-out and milestone payments, purchase price adjustments related to the 2009 acquisitions and foreign currency translation.

We occasionally enter into transactions which include the purchase, sale, or licensing of patented or non-patented technology as well as supply agreements, particularly in the areas of Pharma and Molecular Diagnostics. The agreements may be structured such that the transaction is required to be accounted for in accordance with ASC No. 845, Nonmonetary Transactions ("ASC No. 845") and may include multiple deliverables accounted for accordance with ASC No. 605, Revenue Recognition.

During 2010, we entered into a series of transactions with a third party, under which we exchanged certain intangible assets in a nonmonetary exchange. We have accounted for this transaction under ASC No. 845, and recorded the intangible assets received at the fair value of the assets surrendered. As there is no observable market for these assets, we have performed this nonrecurring fair value measurement based on significant unobservable inputs (Level 3 as defined in Note 7). We have performed the fair value analysis using an income approach, including development of inputs such as future revenues to be generated under the assets, and future costs associated with product development, production, and distribution under the patents, in order to determine an exit price from the perspective of a market participant that holds the assets. As a result of nonmonetary transactions, we recorded intangible assets of  $30.3 million, net sales of  $11.0 million and deferred revenues of  $19.3 million. In the same series of transactions, we agreed to supply certain products and the deferred revenue will be recognized ratably in connection with the supply of the products.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
Income Taxes
13.	Income Taxes

Income before income taxes for the years ended December 31, 2010, 2009 and 2008 consisted of:

(in thousands)	2010	2009	2008
Pretax income in The Netherlands	$55,431	$72,190	$53,032
Pretax income from foreign operations	117,690	100,140	66,254

	$173,121	$172,330	$119,286

The provisions for income taxes for the years ended December 31, 2010, 2009 and 2008 are as follows:

(in thousands)	2010	2009	2008
Current—The Netherlands	$12,265	$12,633	$8,999
—Foreign	36,487	32,539	23,326

	48,752	45,172	32,325

Deferred—The Netherlands	—	—	—
—Foreign	(19,942)	(10,609)	(2,563)

	(19,942)	(10,609)	(2,563)

Total provision for income taxes	$28,810	$34,563	$29,762

The Netherlands statutory income tax rate for the years ended December 31, 2010, 2009 and 2008 was 25.5%. The principal items comprising the differences between income taxes computed at The Netherlands statutory rate and the effective tax rate for the years ended December 31, 2010, 2009 and 2008 are as follows:

	2010		2009		2008
(in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income taxes at The Netherlands statutory rate	$44,146	25.5%	$43,944	25.5%	$30,418	25.5%
Earnings of subsidiaries taxed at different rates	7,710	4.5	4,710	2.7	1,432	1.2
Tax impact from permanent items	3,295	1.9	—	—	(3,064)	(2.6)
Tax impact from tax exempt income	(10,283)	(6.0)	(11,039)	(6.4)	—	—
Purchased in-process research & development	—	—	—	—	300	0.3
Tax contingencies, net	(1,269)	(0.7)	1,774	1.0	(1,665)	(1.4)
Taxes due to changes in tax rates	(1,400)	(0.8)	(3,671)	(2.0)	2,429	2.0
Restructuring	(12,903)	(7.5)	—	—	—	—
Other items, net	(486)	(0.3)	(1,155)	(0.7)	(88)	(0.1)

Total provision for income taxes	$28,810	16.6%	$34,563	20.1%	$29,762	24.9%

Certain countries benefit from tax holidays which represent a tax exemption period aimed to attract foreign investment in certain tax jurisdictions. These agreements include programs that reduce up to 100% of taxes in years covered by the agreements. One of our subsidiaries has a tax holiday which will expire in 2011.

We conduct business globally and, as a result, file numerous consolidated and separate income tax returns in the Netherlands, Germany, Switzerland and the U.S. federal jurisdiction, as well as in various other state and foreign jurisdictions. In the normal course of business, we are subject to examination by taxing authorities throughout the world. Our tax years since 2002 are open for income tax examinations by tax authorities. Our subsidiaries, with few exceptions, are no longer subject to income tax examinations by tax authorities for years before 2004. The U.S. consolidated group is subject to federal and most state income tax examinations by tax authorities beginning the year ending December 31, 2007 through the current period.

We do not currently anticipate that our existing reserves related to uncertain tax positions as of December 31, 2010 will significantly increase or decrease during the twelve-month period ending December 31, 2011; however, various events could cause our current expectations to change in the future. The majority of these uncertain tax positions, if ever recognized in the financial statements, would be recorded in the statement of operations as part of the income tax provision.

Changes in the gross amount of unrecognized tax benefits are as follows:

(in thousands)	Unrecognized Tax Benefits
Balance at December 31, 2008	$8,309

Additions based on tax positions related to the current year	616
Additions for tax positions of prior years	1,399
Settlements with taxing authorities	(241)
Reductions due to lapse of statute of limitations	—
Increase from currency translation	255

Balance at December 31, 2009	$10,338

Additions based on tax positions related to the current year	$322
Additions for tax positions of prior years	124
Settlements with taxing authorities	(592)
Reductions due to lapse of statute of limitations	(1,361)
Increase from currency translation	(158)

Balance at December 31, 2010	$8,673

At December 31, 2010 and December 31, 2009, our net unrecognized tax benefits totaled approximately  $8.0 million and  $9.6 million, respectively, of which  $8.0 million in benefits, if recognized, would favorably, affect our effective tax rate in any future period. It is possible that approximately  $0.5 million of the unrecognized tax benefits may be released during the next 12 months due to lapse of statute of limitations or settlements with tax authorities.

Our policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties within tax provision expense. At December 31, 2010, we had  $0.4 million of accrued interest included in accrued and other liabilities in the accompanying consolidated balance sheet. During 2010, the amount of accrued interest decreased by  $0.1 million with approximately  $0.2 million of interest income and  $0.1 million of interest expense recognized during 2010. At December 31, 2009, we had  $0.5 million of accrued interest included in accrued and other liabilities in the accompanying consolidated balance sheet. During 2009, the amount of accrued interest increased by  $0.1 million with approximately  $0.03 million of interest income and  $0.2 million of interest expense recognized during 2009.

We have recorded net deferred tax liabilities of  $163.3 million and  $171.7 million at December 31, 2010 and 2009, respectively which are reflected on the consolidated balance sheets at December 31, 2010 and 2009 as follows:

(in thousands)	2010	2009
Current deferred tax asset	$30,731	$33,525
Current deferred tax liabilities	(30,504)	(18,912)
Non-current deferred tax asset	37,182	26,387
Non-current deferred tax liabilities	(200,667)	(212,690)

Net deferred tax liabilities	$(163,258)	$(171,690)

The components of the net deferred tax liability at December 31, 2010 and December 31, 2009 are as follows:

	2010		2009
(in thousands)	Deferred Tax Assets	Deferred Tax Liability	Deferred Tax Assets	Deferred Tax Liability
Net operating loss carry forwards	$8,282	$—	$33,462	$—
Accrued and other liabilities	30,138	(6,487)	20,972	(838)
Inventories	3,134	(1,915)	4,612	(1,634)
Allowance for bad debts	744	(473)	902	(432)
Currency revaluation	2,303	(3,588)	1,846	(3,992)
Depreciation and amortization	51	(7,757)	1,644	(13,043)
Tax credits	9,067	—	9,288	—
Unremitted profits and earnings	—	(1,042)	—	(864)
Capital leases	—	(1,515)	693	(725)
Intangibles	1,228	(206,481)	462	(222,015)
Equity awards	5,624	—	4,117	—
Other	7,342	(1,913)	12,434	(2,995)
Valuation allowance	—	—	(15,584)	—

	$67,913	$(231,171)	$74,848	$(246,538)

Net deferred tax liabilities		$(163,258)		$(171,690)

At December 31, 2010, we had  $37.8 million in total foreign net operating losses in the U.S. and other countries. At December 31, 2010, we had  $23.5 million of U.S. federal net operating loss (NOL) carryforwards. These amounts include  $9.4 million related to deductions for equity awards. These NOLs have, for the most part, been acquired in recent acquisitions and a portion of these NOLs are subject to limitations under Section 382 of the Internal Revenue Code. These net operating losses will expire beginning December 31, 2021 though December 31, 2027. As of December 31, 2010 and December 31, 2009, we had other foreign NOL carryforwards totaling approximately  $14.3 million and  $45.6 million, respectively. These NOLs were primarily generated from acquisitions and operating losses from our subsidiaries. A portion of the foreign net operating losses will be expiring beginning December 31, 2012. The valuation allowance amounts are zero and  $15.6 million for the years ended December 31, 2010 and 2009 respectively. The valuation allowance decreased by  $15.6 million during 2010 which was triggered by an intercompany sale of assets and the related tax affects eliminated in consolidation.

We have undistributed earnings in foreign subsidiaries. Upon repatriation of those earnings, in the form of dividends or otherwise, in some jurisdictions we would be subject to withholding taxes payable to the foreign countries or the receipts would be subject to tax. For those subsidiaries where the earnings are considered to be permanently reinvested, no provision for taxes has been provided. At December 31, 2010 and 2009, we had deferred income tax liabilities of approximately  $1.0 million and  $0.9 million, respectively, for taxes that would be payable on the unremitted earnings of certain of our subsidiaries. Determination of the amount of unrecognized deferred tax liability on those unremitted earnings is not practicable because of the complexities associated with this hypothetical calculation.

There are no income tax consequences regarding payment of dividends to our shareholders. To date, we have never paid dividends.

Accrued and Other Liabilities	12 Months Ended
Dec. 31, 2010
Accrued and Other Liabilities
Accrued and Other Liabilities
14.	Accrued and Other Liabilities

Accrued and other liabilities at December 31, 2010 and 2009 consist of the following:

(in thousands)	2010	2009
Accrued expenses	$54,122	$64,000
Payroll and related accruals	42,503	49,388
Preacquistion contingencies assumed in acquisition	28,679	40,828
Accrued earn-outs and milestone payments	24,808	27,273
Swaps and forwards	11,685	26,658
Royalties	16,400	18,313
Deferred revenue	20,973	15,943
Accrued interest on long-term debt	6,296	6,296
Capital Lease obligations	3,588	3,417

Total accrued liabilities	$209,054	$252,116

Lines of Credit and Debt	12 Months Ended
Dec. 31, 2010
Lines of Credit and Debt
Lines of Credit and Debt
15.	Lines of Credit and Debt

We have five separate lines of credit amounting to  $160.8 million in the aggregate with variable interest rates, of which insignificant amounts were utilized at December 31, 2010 and 2009. There were no significant short-term borrowings as of December 31, 2010 and 2009.

At December 31, 2010, total debt was approximately  $873.0 million,  $75.8 million of which is current. Total debt consists of the following:

(in thousands)	2010	2009
$500.0 million term loan paying interest at LIBOR plus a variable margin ranging in aggregate from 0.629% to 0.754%, and 0.631% to 1.068% at December 31, 2010 and 2009, respectively, due on July 12, 2012, with payments commencing in 2009	$425,000	$475,000
Notes payable to QIAGEN Euro Finance bearing interest at an effective rate of 3.97% due in November 2012	300,000	300,000
Notes payable to QIAGEN Finance bearing interest at an effective rate of 2.16% due no earlier than in July 2012	145,000	145,000
R&D-related loan bearing interest at 3.50% due in June 2019 with repayments commencing in 2011	3,006	—

Total long-term debt	873,006	920,000
Less current portion	75,835	50,000

Long-term portion	$797,171	$870,000

As of December 31, 2010, we have drawn down  $3.0 million under a loan which can be utilized for up to EUR 12.7 million to finance R&D projects in Germany. The loan bears interest at 3.5% and is due to be fully repaid by 2019 with repayments commencing in 2011.

Future principal maturities of long-term debt as of December 31, 2010 are as follows:

Year ending December 31,	(in thousands)
2011	$75,835
2012	796,670
2013	501

$873,006

Interest expense on long-term debt was  $24.9 million,  $26.7 million and  $33.7 million for the years ended December 31, 2010, 2009 and 2008, respectively.

During 2007, we signed a Syndicated Multi-Currency Term Loan and Revolving Credit Facilities Agreement with Deutsche Bank AG, Deutsche Bank Luxembourg S.A., and the lenders named in the agreement. The lenders made available a term loan, a bridge loan, which was utilized and repaid in 2007, and a  $150 million revolving credit facility. Under the agreement, the  $500 million term loan will mature in July 2012 with repayment beginning in July 2009. In July 2010 and 2009,  $50.0 million and  $25.0 million, respectively, were repaid. The  $150 million revolving credit facility will expire in July 2012. The proceeds of the debt were loaned to a subsidiary of QIAGEN N.V., and QIAGEN N.V. has guaranteed the debt. The loan agreements contain certain financial and non-financial covenants, including but not limited to, restrictions on the encumbrance of land, restrictions on the transfer of patents to third parties and the maintenance of certain financial ratios. We were in compliance with these covenants at December 31, 2010. The fair value of the note payable approximated its carrying value at December 31, 2010.

In May 2006, we completed the offering of the  $300 million of 3.25% Senior Convertible Notes due in 2026 (2006 Notes) through an unconsolidated subsidiary, QIAGEN Euro Finance. The net proceeds of the 2006 Notes were loaned by Euro Finance to consolidated subsidiaries and at December 31, 2010 and 2009,  $300.0 million is included in long-term debt for the loan amounts payable to Euro Finance. These long-term notes payable to Euro Finance have an effective interest rate of 3.97% and are due in November 2012. Interest is payable semi-annually in May and November. The 2006 Notes were issued at 100% of principal value, and are convertible into 15.0 million common shares at the option of the holders upon the occurrence of certain events, at a price of  $20.00 per share, subject to adjustment. QIAGEN N.V. has an agreement with Euro Finance to issue shares to the investors in the event of conversion. This subscription right, along with the related receivable, is recorded at fair value in the equity of QIAGEN N.V. as paid-in capital. The 2006 Notes cannot be called for the first 7 years and are callable thereafter subject to a provisional call trigger of 130% of the conversion price. In addition, the holders of the 2006 Notes may require QIAGEN to repurchase all or a portion of the outstanding Notes for 100% of the principal amount, plus accrued interest, on May 16, 2013, 2017 and 2022. Based on an estimation using available over-the-counter market information on the convertible bond issued by QIAGEN Euro Finance, the fair value of the 2006 Notes at December 31, 2010 was approximately  $365.0 million. We have reserved 15.0 million common shares for issuance in the event of conversion.

In August 2004, we completed the sale of the  $150 million of 1.5% Senior Convertible Notes due in 2024 (2004 Notes), through its unconsolidated subsidiary QIAGEN Finance. The net proceeds of the Senior Convertible Notes were loaned by QIAGEN Finance to consolidated subsidiaries in the U.S. and Switzerland and at December 31, 2010 and 2009,  $145.0 million is included in long-term debt for the loan amounts payable to QIAGEN Finance. These long-term notes payable to QIAGEN Finance have an effective interest rate of 2.16% and have a maturity until further notice but in no case earlier than July 2012. During 2010, we entered into an agreement for the refinancing of the loan payable for interest and a new maturity date to be determined upon the finalization of the refinancing, but in no case earlier than July 2012. Interest is payable semi-annually in February and August. The 2004 Notes were issued at 100% of principal value, and are convertible into 11.5 million common shares at the option of the holders upon the occurrence of certain events at a price of  $12.6449 per share, subject to adjustment. QIAGEN N.V. has an agreement with QIAGEN Finance to issue shares to the investors in the event of conversion. This subscription right, along with the related receivable, is recorded at fair value in the equity of QIAGEN N.V. as paid-in capital. The 2004 Notes may be redeemed, in whole or in part, at QIAGEN's option on or after August 18, 2011, at 100% of the principal amount, provided that the actual trading price of our common shares exceeds 120% of the conversion price for twenty consecutive trading days. In addition, the holders of the 2004 Notes may require QIAGEN to repurchase all or a portion of the outstanding 2004 Notes for 100% of the principal amount, plus accrued interest, on August 18, 2011, 2014 and 2019. Based on an estimation using available over-the-counter market information on the convertible bond issued by QIAGEN Finance, the fair value of the 2004 Notes at December 31, 2010 was approximately  $228.8 million. We have reserved 11.5 million common shares for issuance in the event of conversion.

Share-Based Compensation	12 Months Ended
Dec. 31, 2010
Share-Based Compensation
Share-Based Compensation
16.	Share-Based Compensation

We adopted the QIAGEN N.V. Amended and Restated 2005 Stock Plan (the Plan) in 2005. The Plan allows for the granting of stock rights and incentive stock options, as well as non-qualified options, stock grants and stock-based awards, generally with terms of up to 10 years, subject to earlier termination in certain situations. Generally, options vest over a three-year period. The vesting and exercisability of certain stock rights will be accelerated in the event of a Change of Control, as defined in the Plan. To date, all option grants have been at the market value on the grant date or at a premium above the closing market price on the grant date. We issue new Common Shares to satisfy option exercises and had approximately 14.0 million Common Shares reserved and available for issuance under this plan at December 31, 2010.

In connection with the 2007 acquisition of Digene Corporation, we assumed three additional equity incentive plans. No new grants will be made under these plans. We had approximately 0.3 million common shares reserved and available for issuance under these plans at December 31, 2010.

Stock Options

During the years ended December 31, 2010 and 2009, we granted 570,282 and 491,714 stock options, respectively. Following are the weighted-average assumptions used in valuing the stock options granted to employees for the years ended December 31:

	2010	2009	2008
Stock price volatility	31%	40%	38%
Risk-free interest rate	2.12%	2.13%	2.91%
Expected life (in years)	4.84	5.01	5.27
Dividend rate	0%	0%	0%
Forfeiture rate	7.0%	7.7%	8.5%

A summary of the status of employee stock options as of December 31, 2010 and changes during the year then ended is presented below:

All Employee Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2010	8,281,559	$14.743
Granted	570,282	$21.271
Exercised	(924,529)	$12.469
Forfeited and cancelled	(594,901)	$35.421

Outstanding at December 31, 2010	7,332,411	$13.860	3.66	$44,740

Exercisable at December 31, 2010	6,351,142	$12.927	2.88	$43,864

Vested and expected to vest at December 31, 2010	7,248,637	$13.790	3.60	$44,700

Generally, stock option grants are valued as a single award with a single average expected term and are amortized over the vesting period. The weighted-average grant-date fair value of options granted during the years ended December 31, 2010, 2009 and 2008 was  $6.42,  $6.33 and  $7.80, respectively. The total intrinsic value of options exercised during the years ended December 31, 2010 and 2009 was  $7.7 million and  $16.7 million, respectively. At December 31, 2010, the unrecognized share-based compensation expense related to employee stock option awards is approximately  $4.1 million and will be recognized over a weighted average period of approximately 1.77 years.

At December 31, 2010, 2009 and 2008, options were exercisable with respect to 6.4 million, 7.4 million and 9.6 million Common Shares at a weighted average price of  $12.93,  $14.36 and  $13.91 per share, respectively. The options outstanding at December 31, 2010 expire in various years through 2020.

Restricted Stock Units

Restricted stock units represent rights to receive Common Shares at a future date. There is no exercise price and the fair market value at the time of the grant is recognized ratably over the requisite vesting period, generally 10 years. The fair market value is determined based on the number of restricted stock units granted and the market value of our shares on the grant date. Pre-vesting forfeitures were estimated to be approximately 7.3%. At December 31, 2010, there was  $51.8 million remaining in unrecognized compensation cost related to these awards, which is expected to be recognized over a weighted average period of 8.2 years. The weighted average grant date fair value of restricted stock units granted during the year ended December 31, 2010 was  $21.15. The total fair value of restricted stock units released during the years ended December 31, 2010 and 2009 was  $2.5 million and  $6.9 million, respectively.

A summary of restricted stock units as of December 31, 2010 and changes during the year are presented below:

Restricted Stock Units	Restricted Stock Units	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2010	3,039,157
Granted	1,647,579
Vested	(115,809)
Forfeited and cancelled	(154,287)

Outstanding at December 31, 2010	4,416,640	3.07	$85,904

Vested and expected to vest at December 31, 2010	3,594,698	2.95	$69,917

Compensation Expense

Share-based compensation expense for the years ended December 31, 2010, 2009 and 2008 totaled approximately  $13.6 million,  $9.7 million and  $9.8 million, respectively, as shown in the table below. No share-based compensation cost was capitalized in inventory in 2010, 2009 or 2008 as the amounts were not material. The actual tax benefit realized for the tax deductions of the share-based payment arrangements totaled  $2.0 million,  $5.9 million and  $1.8 million, respectively, for the years ended December 31, 2010, 2009 and 2008.

Compensation Expense (in thousands)	2010	2009	2008
Cost of sales	$932	$799	$968
Research and development	2,087	1,826	1,818
Sales and marketing	2,885	1,936	2,999
General and administrative	7,688	5,186	3,620
Acquisition and integration related	—	—	386

Share-based compensation expense before taxes	13,592	9,747	9,791
Income tax benefit	2,856	2,913	3,025

Net share-based compensation expense	$10,736	$6,834	$6,766

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
Commitments and Contingencies
17.	Commitments and Contingencies

Lease Commitments

We lease facilities and equipment under operating lease arrangements expiring in various years through 2016. Certain rental commitments provide for escalating rental payments or have renewal options extending through various years. Certain facility and equipment leases constitute capital leases expiring in various years through 2018. The accompanying consolidated financial statements include the assets and liabilities arising from these capital lease obligations. Rent expense under operating lease agreements was  $17.9 million,  $13.0 million and  $11.2 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Minimum future obligations under capital and operating leases at December 31, 2010 are as follows:

(in thousands)	Capital Leases	Operating Leases
2011	$5,251	$13,989
2012	5,272	12,145
2013	5,209	9,332
2014	5,121	7,862
2015	5,149	6,196
Thereafter	7,062	11,013

	33,064	$60,537

Less: Amount representing interest	(6,121)

	26,943
Less: Current portion	(3,588)

Long-term portion	$23,355

Licensing and Purchase Commitments

We have licensing agreements with companies, universities and individuals, some of which require certain up-front payments. Royalty payments are required on net product sales ranging from one to 25 percent of covered products or based on quantities sold. Several of these agreements have minimum royalty requirements. The accompanying consolidated financial statements include accrued royalties relating to these agreements in the amount of  $16.4 million and  $18.3 million at December 31, 2010 and 2009, respectively. Royalty expense relating to these agreements amounted to  $45.7 million,  $47.2 million, and  $45.6 million for the years ended December 31, 2010, 2009 and 2008, respectively. Royalty expense is primarily recorded in cost of sales, with a small portion recorded as research and development expense depending on the use of the technology under license. Some of these agreements also have minimum raw material purchase requirements and requirements to perform specific types of research.

At December 31, 2010, we had commitments to purchase goods or services, and for future minimum guaranteed royalties. They are as follows:

(in thousands)	Purchase Commitments	License & Royalty Commitments
2011	$50,888	$1,064
2012	3,013	1,168
2013	1,600	1,368
2014	355	1,468
2015	355	1,468
Thereafter	203	4,385

	$56,414	$10,921

Contingent Consideration Commitments

Pursuant to the purchase agreements for certain acquisitions, as discussed more fully in Note 4, we could be required to make additional contingent cash payments totaling up to  $85.4 million based on the achievement of certain revenue and operating results milestones as follows:  $8.3 million in 2011,  $16.3 million in 2012,  $13.3 million in 2013,  $2.7 million in 2014 and  $44.8 million payable in any 12-month period from now until 2015 based on the accomplishment of certain revenue targets, the launch of certain products or the grant of certain patent rights. Of the  $85.4 million total contingent obligation, approximately  $28.7 million is accrued as of December 31, 2010. We reassessed the fair value of the contingent consideration as of December 31, 2010, the result of which was not materially different from the fair value determined as of the date of the acquisitions.

Employment Agreements

Certain of our employment contracts contain provisions which guarantee the payments of certain amounts in the event of a change in control, as defined in the agreements, or if the executive is terminated for reasons other than cause, as defined in the agreements. At December 31, 2010, the commitment under these agreements totaled  $19.4 million.

Contingencies

In the ordinary course of business, we provide a warranty to customers that our products are free of defects and will conform to published specifications. Generally, the applicable product warranty period is one year from the date of delivery of the product to the customer or of site acceptance, if required. Additionally, we typically provide limited warranties with respect to our services. From time to time, we also make other warranties to customers, including warranties that our products are manufactured in accordance with applicable laws and not in violation of third-party rights. We provide for estimated warranty costs at the time of the product sale. We believe our warranty reserves as of December 31, 2010 and 2009 appropriately reflect the estimated cost of such warranty obligations.

Preacquistion Contingencies

In connection with certain acquisitions, amounts were paid into escrow accounts to cover preacquistion contingencies assumed in the acquisition. The escrow amounts expected to be claimed by QIAGEN are recorded as an asset in prepaid and other expenses and amount to  $27.0 million as of December 31, 2010 ( $37.1 million as of December 31, 2009). In addition, we have recorded  $28.7 million for preacquistion contingencies as a liability under accrued and other liabilities as of December 31, 2010 ( $40.8 million as of December 31, 2009). We reassessed the fair value of the preacquistion contingencies as of December 31, 2010, the result of which was not materially different from the fair value determined as of the date of the acquisitions.

Litigation

From time to time, QIAGEN may be party to legal proceedings incidental to its business. As of December 31, 2010, certain claims, suits or legal proceedings arising out of the normal course of business have been filed or were pending against QIAGEN or its subsidiaries. These matters have arisen in the ordinary course and conduct of business, as well as through acquisition. Although it is not possible to predict the outcome of such litigation, based on the facts known to QIAGEN and after consultation with legal counsel, management believes that such litigation will not have a material adverse effect on QIAGEN's financial position or results of operations.

Digene Corporation v. F. Hoffmann-LaRoche Ltd. and Roche Molecular Systems, Inc.

In December 2006, Digene filed for arbitration with the International Centre for Dispute Resolution of the American Arbitration Association in New York against F. Hoffmann-LaRoche Ltd. and Roche Molecular Systems, Inc. (collectively Roche) for breach of contract of a 1990 Cross License Agreement between Digene and Roche for rights to certain HPV patents. Digene alleged that Roche had breached this license agreement by entering into a Supply and Purchase Agreement with Gen-Probe, Inc. (Gen-Probe) in violation of the terms of the Cross License Agreement. On July 13, 2007, the arbitration panel granted Gen-Probe's request to intervene as a respondent in the arbitration. On April 1, 2009, the arbitration panel granted an interim award denying QIAGEN's breach of contract claims and consequently also the damages. On April 15, 2009, Roche and Gen-Probe filed motions for reimbursement of attorneys' fees. On August 12, 2009, the arbitration panel issued a total award of  $6.3 million, including administrative and arbitrator fees, and on August 13, 2009, the Company filed a petition in the Supreme Court of the State of New York to vacate or modify the award of the arbitrators. On August 20, 2009, Roche and Gen-Probe filed a joint petition to confirm the award, and on September 23, 2009, the Court set the briefing/hearing schedule. On December 18, 2009, the District Court heard oral arguments on the petitions to vacate and confirm the arbitration award. On August 16, 2010, the court entered a final judgment in favor of Roche and Gen-Probe and the case was closed.

Corbett v. Montreal Biotechnologies, Inc.

On February 19, 2009, M.H. Montreal Biotechnologies, Inc. (MBI) sued QIAGEN, Inc. and Corbett Life Science Pty. Ltd. (Corbett) in the Circuit Court for Montgomery County, Maryland, seeking monetary damages. MBI claimed that QIAGEN, Inc. intentionally interfered with MBI's contractual relations with Corbett, intentionally interfered with MBI's contractual and business relations with its customers, and engaged in unfair competition. Separately, MBI contended that Corbett breached its contract with MBI, breached the implied covenant of good faith and fair dealing, and also engaged in unfair competition. In a court hearing on October 14, 2009, the Court dismissed the case against Corbett. MBI amended its complaint on November 16, 2009, adding QIAGEN N.V. and QIAGEN GmbH as new defendants and changing certain contentions against QIAGEN. The claims against QIAGEN GmbH and QIAGEN N.V. were dismissed in September 2010. In January 2011, QIAGEN and MBI agreed to settle the matter based on confidential terms which included payment by QIAGEN of a de minimis amount.

QIAGEN Sciences, Inc. v. Operon Biotechnologies, Inc.

On July 2, 2009, Operon Biotechnologies, Inc. (Operon) commenced arbitration against QIAGEN Sciences, Inc. asserting a breach of a supply agreement between the parties and seeking monetary damages. Operon asserts that QIAGEN failed to comply with the preferred supplier provisions of the agreement and that this breach has caused damages, including lost profits. QIAGEN is in the process of responding to this claim and will vigorously defend against the claim.

QIAGEN Gaithersburg, Inc. v. Abbott GmbH & Co. KG.

On November 4, 2009, QIAGEN Gaithersburg, Inc. filed a patent infringement lawsuit against Abbott GmbH & Co. KG (Abbott) in the Düsseldorf District Court in Germany moving for injunctive relief as well as declaratory judgment on damages with respect to patent infringement. On January 19, 2010, a case management conference took place before the Düsseldorf District Court during which Abbott moved for dismissal of the complaint, and the Court set a due date of May 18, 2010 for Abbott's statement of defense, with the Company's reply due by September 21, 2010, and Abbott's rejoinder due by December 27, 2010. The hearing date was set for January 18, 2011. In reaction to the Dusseldorf lawsuit, Abbott has filed a motion to compel arbitration, including an anti-suit injunction against QIAGEN before the Northern District Court of Illinois. QIAGEN filed its opposition on March 8, 2010. By Memorandum and Order dated April 15, 2010, the U.S. District Judge has granted Abbott's motion to compel arbitration but has denied the anti-suit injunction. On April 21, 2010, Abbott contacted QIAGEN seeking to initiate the arbitration proceedings by confirming an arbitrator, and on May 6, 2010, the arbitrator was confirmed. The parties further agreed to conduct the arbitration on September 15-16, 2010 in Philadelphia, Pennsylvania. On September 30, 2010, the parties entered into a settlement agreement resolving all disputes related to this matter.

Roche Molecular Systems, Inc v. DxS Ltd.

On February 11, 2010, Roche Molecular Systems filed a lawsuit against DxS in the federal court for the Southern District of New York. In its lawsuit, Roche alleged that DxS is preparing to terminate the parties' Distributor Agreement without good cause and that DxS' termination of the Agreement would cause Roche to suffer irreparable harm in the form of lost business opportunities and goodwill and damage to Roche's reputation. In connection with its lawsuit, Roche had also filed a motion for preliminary injunction in which it asked the court to issue an order prohibiting DxS from terminating the Agreement and requiring DxS to perform its obligations under the Agreement pending the final resolution of the lawsuit. Roche amended its complaint adding QIAGEN N.V. and QIAGEN GmbH as new defendants and changing certain contentions against QIAGEN. Before the scheduled jury trial, parties entered into a settlement agreement whereby they released each other from and dismissed all mutual claims. The matter was thereby closed.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans
Employee Benefit Plans
18.	Employee Benefit Plans

We maintain various benefit plans, including defined contribution and defined benefit plans. Our U.S. defined contribution plan is qualified under Section 401(k) of the Internal Revenue Code, and covers substantially all U.S. employees. Participants may contribute a portion of their compensation not exceeding a limit set annually by the Internal Revenue Service. This plan includes a provision for us to match a portion of employee contributions. Total expense under the 401(k) plans, including the plans acquired via business acquisitions, was  $2.1 million,  $2.0 million and  $2.2 million for the years ended December 31, 2010, 2009 and 2008, respectively. We also have a defined contribution plan which covers certain executives. We make matching contributions up to an established maximum. Matching contributions to the plan totaled approximately  $0.4 million in each year ended December 31, 2010, 2009 and 2008.

We have four defined benefit, non-contributory retirement or termination plans that cover certain employees in Germany, France, Japan and Italy. These defined benefit plans provide benefits to covered individuals satisfying certain age and service requirements. For certain plans, we calculate the vested benefits to which employees are entitled if they separate immediately. The benefits accrued on a pro-rata basis during the employees' employment period are based on the individuals' salaries, adjusted for inflation. The liability under the defined benefit plans was  $2.4 million at December 31, 2010 and  $2.1 million at December 31, 2009.

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions
Related Party Transactions
19.	Related Party Transactions

We have a consulting agreement with Dr. Metin Colpan, our former Chief Executive Officer and current Supervisory Board member, pursuant to which Dr. Colpan is paid a fee of EUR 2,750 per day for consulting services, subject to adjustment. We paid approximately  $0.3 million and  $0.2 million to Dr. Colpan for scientific consulting services under this agreement during each of the years ended December 31, 2010 and 2009, respectively.

We have a 100% interest in QIAGEN Finance (Luxembourg) S.A. (QIAGEN Finance) and QIAGEN Euro Finance (Luxembourg) S.A. (Euro Finance), which were established for the purpose of issuing convertible debt. As discussed in Note 11, QIAGEN Finance and Euro Finance are variable interest entities with no primary beneficiary, thus they are not consolidated. Accordingly, the convertible debt is not included in the consolidated statements of QIAGEN N.V., though QIAGEN N.V. does report the full obligation of the debt through its liabilities to QIAGEN Finance and Euro Finance. As of December 31, 2010 and 2009, we had loans payable to QIAGEN Finance of  $145.0 million and accrued interest due to QIAGEN Finance of  $3.3 million and amounts receivable from QIAGEN Finance of  $2.3 million. As of December 31, 2010 and 2009, we have a loan payable to Euro Finance of  $300.0 million, accrued interest due to Euro Finance of  $3.0 million and amounts receivable from Euro Finance of  $1.6 million. The amounts receivable are related to subscription rights which are recorded net in the equity of QIAGEN N.V. as paid-in capital.

We have a 50% interest in a joint venture company, PreAnalytiX GmbH, which is accounted for under the equity method. We had accounts receivable from PreAnalytiX of  $0.6 million and  $1.0 million as of December 31, 2010 and December 31, 2009, respectively, and accounts payable to PreAnalytiX of  $0.3 million, as of December 31, 2010 and 2009.

From time to time, we have transactions with other companies in which we hold an interest all of which are individually and in the aggregate immaterial, as summarized in the table below.

Year ending December 31, (in thousands)	2010	2009
Net sales	$2,605	$1,783
Loans receivable	$1,560	$1,427
Accounts receivable	$2,400	$2,062
Accounts payable	$1,755	$902

Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information
Segment Information
20.	Segment Information

During 2010, we determined that we operate as one business segment in accordance with ASC Topic 280, Segment Reporting. As a result of our continued restructuring and streamlining of the growing organization, and with revised internal budgeting and reporting approaches, our chief operating decision maker (CODM) transitioned to making decisions with regards to business operations and resource allocation based on evaluations of QIAGEN as a whole. Accordingly, we operate as one reporting segment and this change in decision making process has evolved with our continued growth as a Company. Summarized product category and geographic information is shown in the tables below.

Product Category Information

Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues, and revenues derived from instrumentation sales.

(in thousands)	2010	2009	2008
Net Sales
Consumables and Related Revenues	$937,714	$870,216	$791,428
Instrumentation	149,717	139,609	101,547

Total	$1,087,431	$1,009,825	$892,975

Geographical Information

Net sales are attributed to countries based on the location of the subsidiary generating the sale. QIAGEN operates manufacturing facilities in Germany, Switzerland, China, the United Kingdom and the United States that supply products to other countries. The sales from these manufacturing operations to other countries are included in the Net Sales of the countries in which the manufacturing locations are based. The intersegment portions of such net sales are excluded to derive consolidated net sales. No single customer represents more than ten percent of consolidated net sales. Our official country of domicile is the Netherlands, which reported net sales of  $0.2 million,  $0.2 million and  $0.7 million for the years ended 2010, 2009 and 2008, respectively, and these amounts are included in the line item Europe as shown in the table below.

(in thousands)	2010	2009	2008
Net Sales
Americas:
United States	$472,682	$446,151	$418,556
Other Americas	50,912	47,995	34,861

Total Americas	523,594	494,146	453,417

Europe	398,029	363,949	321,225
Asia Pacific & Rest of World	165,808	151,730	118,333

Total	$1,087,431	$1,009,825	$892,975

Long-Lived Assets include property, plant and equipment, intangibles from acquisitions, investments, long-term loans receivable and various long-term deposits. Long-term deferred tax assets have been excluded from the table below. The Netherlands, which is included in the balances for Europe, reported long-lived assets of  $13.3 million and  $5.9 million for the years ended 2010 and 2009, respectively.

(in thousands)	2010	2009
Long-Lived Assets
Americas:
United States	$1,575,757	$1,587,623
Other Americas	12,997	14,270

Total Americas	1,588,754	1,601,893

Europe	714,535	643,305
Asia Pacific & Rest of World	208,936	191,409

Total	$2,512,225	$2,436,607

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts Allowances
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II

QIAGEN N.V. AND SUBSIDIARIES

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

(in thousands)	Balance at Beginning of Year	Provision Charged to Expense	Write-Offs	Foreign Exchange and Other	Balance at End of Year
Year Ended December 31, 2008:
Allowance for doubtful accounts	$3,344	$827	$(703)	$(398)	$3,070
Year Ended December 31, 2009:
Allowance for doubtful accounts	$3,070	$1,705	$(562)	$(811)	$3,402
Year Ended December 31, 2010:
Allowance for doubtful accounts	$3,402	$1,444	$(771)	$(848)	$3,227

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation

The Consolidated Financial Statements include QIAGEN N.V. and our wholly owned subsidiaries other than those that are considered variable interest entities for which we are not the primary beneficiary. All significant intercompany accounts and transactions have been eliminated. Investments in companies where we exercise significant influence over the operations, and which we have determined that we are not the primary beneficiary, are accounted for using the equity method. All other investments are accounted for under the cost method.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingencies at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Risk

Concentrations of Risk

We buy materials for products from many suppliers, and are not dependent on any one supplier or group of suppliers for the business as a whole. However, key components of certain products, including certain instrumentation components and chemicals, are available only from a single source. If supplies from these vendors were delayed or interrupted for any reason, we may not be able to obtain these materials timely or in sufficient quantities in order to produce certain products and sales levels could be negatively affected. Additionally, our customers include researchers at pharmaceutical and biotechnology companies, academic institutions and government and private laboratories. Fluctuations in the research and development budgets of these researchers and their organizations for applications in which our products are used could have a significant effect on the demand for our products.

The financial instruments used in managing our foreign currency and interest rate exposures have an element of risk in that the counterparties may be unable to meet the terms of the agreements. We attempt to minimize this risk by limiting the counterparties to a diverse group of highly-rated international financial institutions. The carrying values of our financial instruments incorporate the non-performance risk by using market pricing for credit risk. However, we have no reason to believe that any counterparties will default on their obligations and therefore do not expect to record any losses as a result of counterparty default. In order to minimize our exposure with any single counterparty, we have entered into master agreements which allow us to manage the exposure with the respective counterparty on a net basis. In connection with such agreements, we do not require and are not required to pledge collateral for derivative transactions.

Other financial instruments that potentially subject us to concentrations of credit risk are cash and cash equivalents, short-term investments, and accounts receivable. We attempt to minimize the risks related to cash and cash equivalents and short-term investments by dealing with highly-rated financial institutions and investing in a broad and diverse range of financial instruments. We have established guidelines related to credit quality and maturities of investments intended to maintain safety and liquidity. Concentration of credit risk with respect to accounts receivable is limited due to a large and diverse customer base, which is dispersed over different geographic areas. Allowances are maintained for potential credit losses and such losses have historically been within expected ranges.

Foreign Currency Translation

Foreign Currency Translation

Our functional currency is the U.S. dollar and our subsidiaries' functional currencies are generally the local currency of the respective countries in which they are headquartered. All amounts in the financial statements of entities whose functional currency is not the U.S. dollar are translated into U.S. dollar equivalents at exchange rates as follows: (1) assets and liabilities at period-end rates, (2) income statement accounts at average exchange rates for the period, and (3) components of shareholders' equity at historical rates. Translation gains or losses are recorded in shareholders' equity, and transaction gains and losses are reflected in net income. Realized gains or losses on the value of financial contracts entered into to hedge the exchange rate exposure of receivables and payables are also included in net income. The net gain (loss) on foreign currency transactions in 2010, 2009 and 2008 was  $2.6 million,  $5.6 million, and ( $0.2) million, respectively, and is included in other income, net.

Segment Information

Segment Information

In connection with recent acquisitions and internal restructurings, we determined that we operate as one operating segment in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 280, Segment Reporting. Our chief operating decision maker (CODM) makes decisions based on the Company as a whole. In addition, we have a common basis of organization and types of products and services which derive revenues and consistent product margins. Accordingly, we operate and make decisions as one reporting unit. Certain reclassifications of prior year amounts have been made to conform to the current year presentation, including reclassifications related to reporting as a single segment under ASC Topic 280, Segment Reporting.

Revenue Recognition

Revenue Recognition

Our revenues are reported net of sales and value added taxes, discounts and sales allowances, and are derived primarily from the sale of consumable and instrumentation products, and to a much lesser extent, from the sale of services, intellectual property and technology. We recognize revenue when four basic criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the fee is fixed and determinable; and (4) collectability is reasonably assured.

Consumable and Related Products: Revenue from consumable product sales is generally recognized upon transfer of title consistent with the shipping terms. We maintain a small amount of consignment inventory at certain customer locations. Revenues for the consumable products which are consigned in this manner are recognized upon consumption. We generally allow returns of consumable products if the product is returned in a timely manner and in good condition. Allowances for returns are provided for based upon the historical pattern of returns and Management's evaluation of specific factors that impact the risk of returns.

Related revenue includes license fees, intellectual property and patent sales, royalties and milestone payments. License fees from research collaborations include payments for technology transfer and access rights. Non-refundable, up-front payments received in connection with collaborative research and development agreements are generally deferred and recognized on a straight-line basis over the contract period during which there is any continuing obligation. Revenue from intellectual property and patent sales is recognized when earned, either at the time of sale, or over the performance period. Payments for milestones, generally based on the achievement of substantive and at-risk performance criteria, are recognized in full at such time as the specified milestone has been achieved according to the terms of the agreement. Royalties from licensees are based on reported sales of licensed products and revenues are calculated based on contract terms when reported sales are reliably measurable, fees are fixed and determinable and collectability is reasonably assured.

Instrumentation: Revenue from instrumentation includes the instrumentation equipment, installation, training and other instrumentation services, such as extended warranty services or product maintenance contracts. Revenue from instrumentation equipment is generally recognized when title passes to the customer, upon either shipment or written customer acceptance after satisfying any installation and training requirements. For instrumentation equipment sales that contain other obligations, such as providing consumables, advanced training, separately-priced extended warranty services or separately-priced extended maintenance contracts, revenue is first allocated to separately-priced extended warranty or maintenance contracts based on the stated contract price, then the remaining contract value is allocated to the remaining elements based on objective, verifiable evidence of the fair value of the individual components. The price charged when the element is sold separately generally determines its fair value. Revenues for extended warranty services or extended product maintenance contracts are deferred and recognized on a straight-line basis over the contract period.

We have contracts with multiple elements which are accounted for under ASC 605-25, Revenue Recognition—Multiple-Element Arrangements. Multiple-element arrangements are assessed to determine whether there is more than one unit of accounting. In order for a deliverable to qualify as a separate unit of accounting, all of the following criteria must be met:

•	The delivered items have value to the client on a stand-alone basis;

•	There is objective and reliable evidence of the fair value of the undelivered items; and

•

The arrangement includes a general right of return relative to the delivered items, and delivery or performance of the undelivered items is considered probable and substantially in the control of the Company.

If there is objective and reliable evidence of fair value for all units of accounting in an arrangement, the arrangement consideration is allocated to the separate units of accounting based on each unit's relative fair value. Revenue is then recognized using a proportional-performance method, such as recognizing revenue based on relative fair value of products or services delivered, or on a straight-line basis as appropriate. If these criteria are not met, deliverables included in an arrangement are accounted for as a single unit of accounting and revenue and costs are deferred until the period in which the final deliverable is provided.

Warranty

Warranty

We provide warranties on our products against defects in materials and workmanship generally for a period of one year. A provision for estimated future warranty costs is recorded in cost of sales at the time product revenue is recognized. Product warranty obligations are included in accrued and other liabilities in the accompanying consolidated balance sheets. The changes in the carrying amount of warranty obligations are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2008	$2,724

Provision charged to income	1,347
Usage	(759)
Adjustments to previously provided warranties, net	(93)
Currency translation	249

BALANCE AT DECEMBER 31, 2009	$3,468

Provision charged to income	3,678
Usage	(3,258)
Adjustments to previously provided warranties, net	(477)
Currency translation	29

BALANCE AT DECEMBER 31, 2010	$3,440

Research and Development

Research and Development

Research and product development costs are expensed as incurred. Research and development expenses consist primarily of salaries and related expenses, facility costs and amounts paid to contract research organizations, and laboratories for the provision of services and materials as well as costs for internal use or clinical trials.

Government Grants

Government Grants

We recognize government grants when there is reasonable assurance that all conditions will be complied with and the grant will be received. Our government grants generally represent subsidies for specified activities and are therefore recognized when earned as a reduction of the expenses recorded for the activity that the grants are intended to compensate. Thus, when the grant relates to research and development expense, the grant is recognized over the same period that the related costs are incurred. Otherwise, amounts received under government grants are recorded as liabilities in the balance sheet. When the grant relates to an asset, the value of the grant is deducted from the carrying amount of the asset.

Shipping and Handling Income and Costs

Shipping and Handling Income and Costs

Shipping and handling costs charged to customers are recorded as revenue in the period that the related product sale revenue is recorded. Associated costs of shipping and handling are included in sales and marketing expenses. For the years ended December 31, 2010, 2009 and 2008, shipping and handling costs totaled  $19.9 million,  $17.5 million and  $17.1 million, respectively.

Advertising Costs

Advertising Costs

The costs of advertising are expensed as incurred. Advertising costs for the years ended December 31, 2010, 2009 and 2008 were  $7.6 million,  $10.6 million and  $21.5 million, respectively.

General and Administrative, Integration and Other

General and Administrative, Integration and Other

General and administrative expenses primarily represent the costs required to support administrative infrastructure. In addition, we incur indirect acquisition and business integration costs in connection with purchase business combinations. These costs represent incremental costs that we believe would not have been incurred absent the business combinations. Major components of these costs include payroll and related costs for employees remaining with the Company on a transitional basis; public relations, advertising and media costs for re-branding of the combined organization; and, consulting and related fees incurred to integrate or restructure the acquired operations. Other costs include relocation and restructuring costs incurred in connection with a restructuring which was not contemplated at the time of acquisition. These costs are expensed as incurred.

Income Taxes

Income Taxes

We account for income taxes under the liability method. Under this method, total income tax expense is the amount of income taxes expected to be payable for the current year plus the change from the beginning of the year for deferred income tax assets and liabilities established for the expected further tax consequences resulting from differences in the financial reporting and tax basis of assets and liabilities. Deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

Tax benefits are initially recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts.

Derivative Instruments

Derivative Instruments

We enter into derivative financial instrument contracts only for hedging purposes. The purpose of the derivative instruments is to minimize the variability of cash flows or income statement impact associated with the anticipated transactions being hedged or to hedge fluctuating interest rates. As changes in foreign currency or interest rate impact the value of anticipated transactions, the fair value of the forward or swap contracts also changes, offsetting foreign currency or interest rate fluctuations. Derivative instruments are recorded on the balance sheet at fair value. Changes in fair value of derivatives are recorded in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction.

Share-Based Payments

Share-Based Payments

Compensation cost for all share-based payments is recorded based on the grant date fair value.

Stock Options: We utilize the Black-Scholes-Merton valuation model for estimating the fair value of our stock options granted. Option valuation models, including Black-Scholes-Merton, require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility, and the expected life of the award.

Risk-Free Interest Rate—This is the average U.S. Treasury rate (having a term that most closely resembles the expected life of the option) at the date the option was granted.

Dividend Yield—We have never declared or paid dividends on our common stock and do not anticipate declaring or paying any dividends in the foreseeable future.

Expected Volatility—Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. We use a combination of the historical volatility of our stock price and the implied volatility of market-traded options of our stock to estimate the expected volatility assumption input to the Black-Scholes-Merton model. Our decision to use a combination of historical and implied volatility is based upon the availability of actively traded options of our stock and our assessment that such a combination is more representative of future expected stock price trends.

Expected Life of the Option—This is the period of time that the options granted are expected to remain outstanding. We estimated the expected life by considering the historical exercise behavior. We use an even exercise methodology, which assumes that all vested, outstanding options are exercised uniformly over the balance of their contractual life.

Forfeiture Rate—This is the estimated percentage of options granted that are expected to be forfeited or cancelled on an annual basis before becoming fully vested. We estimated the forfeiture rate based on historical forfeiture experience.

Restricted Stock Units: Restricted stock units represent rights to receive Common Shares at a future date. The fair market value is determined based on the number of restricted stock units granted and the market value of our shares on the grant date. The fair market value at the time of the grant, less an estimate for pre-vesting forfeitures, is amortized to expense ratably over the vesting period.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on deposit in banks and other cash invested temporarily in various instruments that are short-term and highly liquid, and having an original maturity of less than 90 days at the date of purchase.

Short-Term Investments

Short-Term Investments

Short-term investments are classified as "available for sale" and stated at fair value in the accompanying balance sheet. Interest income is accrued when earned and changes in market values are reflected as unrealized gains and losses, calculated on the specific identification method, as a component of accumulated other comprehensive income. The amortization of premiums and accretion of discounts to maturity arising from acquisition is included in interest income. A decline in fair value that is judged to be other-than-temporary is accounted for as a realized loss and the write-down is included in the consolidated statements of income. Realized gains and losses, determined on a specific identification basis, on the sale of short-term investments are included in income.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, notes receivable, accounts receivable, accounts payable and accrued liabilities approximate their fair values because of the short maturities of those instruments. The carrying value of our variable rate debt and capital leases approximates their fair values because of the short maturities and/or interest rates which are comparable to those available to us on similar terms. The fair values of the notes payable to QIAGEN Finance and Euro Finance, further discussed in Note 15, were estimated by using available over-the-counter market information on the convertible bonds which were issued by QIAGEN Finance and Euro Finance, the values of which correlate to the fair value of the loan arrangements we have with QIAGEN Finance and Euro Finance which include the notes payable, the guarantee and the warrant agreement (further discussed in Note 11).

Accounts Receivable

Accounts Receivable

Our accounts receivable are unsecured and we are at risk to the extent such amounts become uncollectible. We continually monitor accounts receivable balances, and provide for an allowance for doubtful accounts at the time collection becomes questionable based on payment history or age of the receivable. For the years ended December 31, 2010, 2009 and 2008, write-offs of accounts receivable totaled  $0.8 million,  $0.6 million and  $0.7 million while provisions for doubtful accounts which were charged to expense totaled  $1.4 million,  $1.7 million and  $0.8 million, respectively. For all years presented, no single customer represented more than ten percent of accounts receivable or consolidated net sales.

Inventories

Inventories

Inventories are stated at the lower of cost, determined on a first-in, first-out basis, or market and include material, capitalized labor and overhead costs. Inventories consisted of the following as of December 31, 2010 and 2009:

	As of December 31,
(in thousands)	2010	2009
Raw materials	$23,738	$33,172
Work in process	33,043	39,856
Finished goods	69,852	57,823

Total inventories	$126,633	$130,851

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment, including equipment acquired under capital lease obligations, are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets (one to 40 years). Amortization of leasehold improvements is computed on a straight-line basis over the lesser of the remaining life of the lease or the estimated useful life. We have a policy of capitalizing expenditures that materially increase assets' useful lives and charging ordinary maintenance and repairs to operations as incurred. When property or equipment is disposed of, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in other income (expense).

Acquired Intangibles and Goodwill

Acquired Intangibles and Goodwill

Acquired intangibles are carried at cost less accumulated amortization and consist of licenses to technology held by third parties and other acquired intangible assets. Amortization is computed over the estimated useful life of the underlying patents, which has historically ranged from one to twenty years. Purchased intangible assets other than goodwill are amortized over their estimated useful lives unless these lives are determined to be indefinite. Intangibles are assessed for recoverability considering the contract life and the period of time over which the intangible will contribute to future cash flow. The unamortized cost of intangible assets is evaluated periodically and adjusted, if necessary, if events and circumstances indicate that a permanent decline in value below the carrying amount has occurred.

Amortization expense related to developed technology and patent and license rights which have been acquired in a business combination is included in cost of sales. Amortization of trademarks, customer base and non-compete agreements which have been acquired in a business combination is recorded in operating expense under the caption 'acquisition-related intangible amortization.' Amortization expenses of intangible assets not acquired in a business combination are recorded within either the cost of sales, research and development or sales and marketing line items based on the use of the asset.

Goodwill represents the difference between the purchase price and the estimated fair value of the net assets acquired arising from business combinations. Goodwill is subject to impairment tests annually or earlier if indicators of potential impairment exist, using a fair-value-based approach. We have elected to perform our annual test for indications of impairment as of October 1st of each year. Following the annual impairment tests for the years ended December 31, 2010, 2009 and 2008, goodwill has not been impaired.

Investments

Investments

We have investments in non-marketable securities issued by privately held companies. These investments are included in other long-term assets in the accompanying consolidated balance sheets and are accounted for using the equity or cost method of accounting.

Investments are evaluated at least quarterly, or sooner if impairment indicators are noted, to determine if declines in value are other-than-temporary. In making that determination, we consider all available evidence relating to the realizable value of a security. This evidence includes, but is not limited to, the following:

•	adverse financial conditions of a specific issuer, segment, industry, region or other variables;

•	the length of time and the extent to which the fair value has been less than cost; and

•	the financial condition and near-term prospects of the issuer.

The fair values of any of our equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If any such decline is considered to be other than temporary (based on various factors, including historical financial results, product development activities and the overall health of the affiliate's industry), then a write-down of the investment would be recorded in operating expense to its estimated fair value.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or a group of assets may not be recoverable. We consider a history of operating losses or a change in expected sales levels to be indicators of potential impairment. Assets are grouped and evaluated for impairment at the lowest level for which there are identified cash flows that are largely independent of the cash flows of other groups of assets. We deem an asset to be impaired if a forecast of undiscounted projected future operating cash flows directly related to the asset, including disposal value, if any, is less than its carrying amount. If an asset is determined to be impaired, the loss is measured as the amount by which the carrying amount of the asset exceeds fair value. We generally measure fair value by discounting projected future cash flows. Considerable judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could differ from such estimates.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies
Changes in the Carrying Amount of Warranty Obligations

(in thousands)	Total
BALANCE AT DECEMBER 31, 2008	$2,724

Provision charged to income	1,347
Usage	(759)
Adjustments to previously provided warranties, net	(93)
Currency translation	249

BALANCE AT DECEMBER 31, 2009	$3,468

Provision charged to income	3,678
Usage	(3,258)
Adjustments to previously provided warranties, net	(477)
Currency translation	29

BALANCE AT DECEMBER 31, 2010	$3,440

Inventories

	As of December 31,
(in thousands)	2010	2009
Raw materials	$23,738	$33,172
Work in process	33,043	39,856
Finished goods	69,852	57,823

Total inventories	$126,633	$130,851

Net Income per Common Share (Tables)	12 Months Ended
Dec. 31, 2010
Net Income per Common Share
Schedule of Earnings per Common Share

	Years ended December 31,
(in thousands)	2010	2009	2008
Weighted average number of Common Shares used to compute basic net income per Common Share	232,635	206,928	196,804
Dilutive effect of stock options and restrictive stock units	2,843	2,717	3,122
Dilutive effect of outstanding warrant shares	5,005	3,967	4,333

Weighted average number of Common Shares used to compute diluted net income per Common Share	240,483	213,612	204,259

Outstanding stock options and restrictive stock units having no dilutive effect, not included in above calculation	2,152	2,627	2,149

Outstanding warrants having no dilutive effect, not included in above calculation	21,462	22,500	22,430

Acquisitions, Divestiture and Restructuring (Tables)	12 Months Ended
Dec. 31, 2010
DxS Ltd and SABiosciences Corporation [Member]
Final Allocation of Purchase Price and Transaction Costs for Acquisitions of DxS and SABiosciences, Corbett and Biosystems Business

(in thousands)	DxS Acquisition	SABiosciences Acquisition	Total
Purchase Price:
Cash	$94,823	$97,586	$192,409
Fair value of milestones	17,599	—	17,599

	$112,422	$97,586	$210,008

Final Allocation:
Working capital	$263	$10,153	$10,416
Fixed and other long-term assets	2,199	2,215	4,414
Product technology and know how	16,400	26,400	42,800
Purchased in-process research and development	1,400	1,700	3,100
Customer relationships	54,900	8,400	63,300
Tradename	4,100	1,900	6,000
Goodwill	56,935	62,178	119,113
Deferred tax liability on fair value of identifiable intangible assets acquired	(23,040)	(15,360)	(38,400)
Liabilities assumed	(735)	—	(735)

	$112,422	$97,586	$210,008

Corbett Life Science Pty.Ltd and Biosystems Business [Member]
Final Allocation of Purchase Price and Transaction Costs for Acquisitions of DxS and SABiosciences, Corbett and Biosystems Business

(in thousands)	Corbett Acquisition	Biosystems Business Acquisition	Total
Purchase Price:
Issuance of restricted shares	$4,234	$—	$4,234
Cash, including transaction costs	130,318	52,024	182,342
Cash acquired	(7,075)	—	(7,075)
Cash for 17.5% interest in Corbett	21,071	(21,071)	—

	$148,548	$30,953	$179,501

Final Allocation:
Working capital	$8,537	$3,030	$11,567
Fixed and other long-term assets	4,204	234	4,438
Developed IP	35,000	12,600	47,600
Customer relationships	17,400	1,800	19,200
Tradename	3,600	900	4,500
Goodwill	96,214	14,662	110,876
Purchased in-process research and development expense	1,000	—	1,000
Deferred tax liability on fair value of identifiable intangible assets acquired	(16,433)	—	(16,433)
Liabilities assumed	(974)	(2,273)	(3,247)

	$148,548	$30,953	$179,501

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2010
Accumulated Other Comprehensive Income
Schedule of Accumulated Other Comprehensive Income

(in thousands)	2010	2009
Net unrealized loss on cash flow hedging contracts, net of tax of $0.7 million and $2.7 million in 2010 and 2009, respectively	$(1,644)	$(5,326)
Net unrealized gain (loss) on pension, net of tax of $4,000 and $50,000 in 2010 and 2009, respectively	(11)	118
Foreign currency translation effects from intercompany long-term investment transactions, net of tax of $4.4 million and $1.9 million in 2010 and 2009, respectively	5,774	7,465
Foreign currency translation adjustments	60,635	47,889

Accumulated other comprehensive income	$64,754	$50,146

Derivatives and Hedging (Tables)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Derivatives and Hedging
Schedule of Fair Value Amounts of Derivative Instruments

	Derivatives in Asset Positions Fair value		Derivatives in Liability Positions Fair value
(in thousands)	12/31/2010	12/31/2009	12/31/2010	12/31/2009
Derivative instruments designated as hedges
Interest rate contracts	$—	$—	$(2,663)	$(6,274)
Foreign exchange contracts	—	—	(8,452)	(22,495)

Total derivative instruments designated as hedges	$—	$—	$(11,115)	$(28,769)

Undesignated derivative instruments
Foreign exchange contracts	$677	$947	$(5,113)	$(7,690)

Total derivative instruments	$677	$947	$(16,228)	$(36,459)

Schedule of Gains on Derivative Instruments

Year-Ended December 31, 2010 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Loss recognized in income
Cash-flow hedges
Interest rate contracts	$3,611	Interest expense	$—	n/a
Foreign exchange contracts	11,025	Other income, net	(8,874)	n/a

Total	$14,636		$(8,874)	n/a

Undesignated derivative instruments
Foreign exchange contracts	n/a	Other income, net	n/a	$(2,239)

Year-Ended December 31, 2009 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Loss recognized in income
Cash-flow hedges
Interest rate contracts	$537	Interest expense	$—	n/a
Foreign exchange contracts	(13,278)	Other income, net	8,367	n/a

Total	$(12,741)		$8,367	n/a

Undesignated derivative instruments
Foreign exchange contracts	n/a	Other income, net	n/a	$(2,333)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Measurements
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities

	As of December 31, 2010				As of December 31, 2009
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$70,000	$36,077	$—	$106,077	$40,000	$—	$—	$40,000
Foreign exchange contracts	—	677	—	677	—	947	—	947

	$70,000	$36,754	$—	$106,754	$40,000	$947	$—	$40,947

Liabilities:
Foreign exchange contracts	$—	$13,565	$—	$13,565	$—	$30,185	$—	$30,185
Interest rate contracts	—	2,663	—	2,663	—	6,274	—	6,274

	$—	$16,228	$—	$16,228	$—	$36,459	$—	$36,459

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2010
Prepaid Expenses and Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

(in thousands)	2010	2009
Prepaid expenses	$24,061	$29,109
Amounts held in escrow in connection with acquisitions	27,006	37,094
Value Added Tax	7,039	7,865
Other receivables	6,296	22,825

	$64,402	$96,893

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment
Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations Table

(in thousands)	Estimated useful life (in years)	2010	2009
Land	—	$16,053	$16,045
Buildings and improvements	1-40	232,946	237,547
Machinery and equipment	1-15	157,973	135,540
Computer software	1-10	53,948	53,038
Furniture and office equipment	1-15	75,030	69,310
Construction in progress	—	59,418	16,788

		595,368	528,268

Less: Accumulated depreciation and amortization		(249,704)	(210,801)

Property, plant and equipment, net		$345,664	$317,467

Investments (Tables)	12 Months Ended
Dec. 31, 2010
Investments
Summary of Investments Included in Other Assets

		Equity Investments As of December 31,		Share of income (loss) For the years ended December 31,
Company (in thousands)	Ownership Percentage	2010	2009	2010	2009	2008
PreAnalytiX GmbH	50.00%	$15,308	$10,894	$2,969	$2,887	$1,459
QBM Cell Science	19.50%	$405	$394	$11	$(49)	$(61)
QIAGEN Finance	100.00%	$949	$818	$131	$115	$426
QIAGEN Euro Finance	100.00%	$1,306	$1,033	$273	$300	$257
Pyrobett	19.00%	$3,927	$—	$(73)	$—	$—
Dx Assays Pte Ltd	33.30%	$—	$—	$—	$(316)	$(408)

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Intangible Assets
Schedule of Acquired Intangible Assets by Major Asset Class

		2010		2009
(in thousands)	Weighted Average Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	11.0 years	$289,199	$(88,275)	$246,535	$(69,380)
Developed technology	9.7 years	501,287	(157,838)	461,507	(108,374)
Customer base, trademarks, in-process R&D and non-compete agreements	11.3 years	275,167	(66,213)	263,985	(41,977)

		$1,065,653	$(312,326)	$972,027	$(219,731)

Unamortized Intangible Assets:
Goodwill		$1,352,281		$1,337,064

Schedule of Amortization of Intangibles for the Next Five Years

(in thousands)	Amortization
Years ended December 31:
2011	$96,858
2012	$94,916
2013	$91,653
2014	$90,240
2015	$89,677

Changes in the Carrying Amount of Goodwill, by Segment

(in thousands)	Total
BALANCE AT DECEMBER 31, 2008	$1,152,105

Goodwill acquired during the year	116,340
Goodwill written off during the year	(1,631)
Earn-out and milestone payments	28,946
Purchase adjustments	13,729
Effect of foreign currency translation	27,575

BALANCE AT DECEMBER 31, 2009	$1,337,064

Earn-out and milestone payments	2,983
Purchase adjustments	579
Effect of foreign currency translation	11,655

BALANCE AT DECEMBER 31, 2010	$1,352,281

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes
Income Before Income Taxes

(in thousands)	2010	2009	2008
Pretax income in The Netherlands	$55,431	$72,190	$53,032
Pretax income from foreign operations	117,690	100,140	66,254

	$173,121	$172,330	$119,286

Provision for Income Taxes

(in thousands)	2010	2009	2008
Current—The Netherlands	$12,265	$12,633	$8,999
—Foreign	36,487	32,539	23,326

	48,752	45,172	32,325

Deferred—The Netherlands	—	—	—
—Foreign	(19,942)	(10,609)	(2,563)

	(19,942)	(10,609)	(2,563)

Total provision for income taxes	$28,810	$34,563	$29,762

Schedule of Statutory Rate and Effective Tax Rate

	2010		2009		2008
(in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income taxes at The Netherlands statutory rate	$44,146	25.5%	$43,944	25.5%	$30,418	25.5%
Earnings of subsidiaries taxed at different rates	7,710	4.5	4,710	2.7	1,432	1.2
Tax impact from permanent items	3,295	1.9	—	—	(3,064)	(2.6)
Tax impact from tax exempt income	(10,283)	(6.0)	(11,039)	(6.4)	—	—
Purchased in-process research & development	—	—	—	—	300	0.3
Tax contingencies, net	(1,269)	(0.7)	1,774	1.0	(1,665)	(1.4)
Taxes due to changes in tax rates	(1,400)	(0.8)	(3,671)	(2.0)	2,429	2.0
Restructuring	(12,903)	(7.5)	—	—	—	—
Other items, net	(486)	(0.3)	(1,155)	(0.7)	(88)	(0.1)

Total provision for income taxes	$28,810	16.6%	$34,563	20.1%	$29,762	24.9%

Changes in Gross Amounts of Unrecognized Tax Benefits

(in thousands)	Unrecognized Tax Benefits
Balance at December 31, 2008	$8,309

Additions based on tax positions related to the current year	616
Additions for tax positions of prior years	1,399
Settlements with taxing authorities	(241)
Reductions due to lapse of statute of limitations	—
Increase from currency translation	255

Balance at December 31, 2009	$10,338

Additions based on tax positions related to the current year	$322
Additions for tax positions of prior years	124
Settlements with taxing authorities	(592)
Reductions due to lapse of statute of limitations	(1,361)
Increase from currency translation	(158)

Balance at December 31, 2010	$8,673

Net Deferred Tax Liabilities

(in thousands)	2010	2009
Current deferred tax asset	$30,731	$33,525
Current deferred tax liabilities	(30,504)	(18,912)
Non-current deferred tax asset	37,182	26,387
Non-current deferred tax liabilities	(200,667)	(212,690)

Net deferred tax liabilities	$(163,258)	$(171,690)

Components of Net Deferred Tax Liabilities

	2010		2009
(in thousands)	Deferred Tax Assets	Deferred Tax Liability	Deferred Tax Assets	Deferred Tax Liability
Net operating loss carry forwards	$8,282	$—	$33,462	$—
Accrued and other liabilities	30,138	(6,487)	20,972	(838)
Inventories	3,134	(1,915)	4,612	(1,634)
Allowance for bad debts	744	(473)	902	(432)
Currency revaluation	2,303	(3,588)	1,846	(3,992)
Depreciation and amortization	51	(7,757)	1,644	(13,043)
Tax credits	9,067	—	9,288	—
Unremitted profits and earnings	—	(1,042)	—	(864)
Capital leases	—	(1,515)	693	(725)
Intangibles	1,228	(206,481)	462	(222,015)
Equity awards	5,624	—	4,117	—
Other	7,342	(1,913)	12,434	(2,995)
Valuation allowance	—	—	(15,584)	—

	$67,913	$(231,171)	$74,848	$(246,538)

Net deferred tax liabilities		$(163,258)		$(171,690)

Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Accrued and Other Liabilities
Schedule of Accrued and Other Liabilities

(in thousands)	2010	2009
Accrued expenses	$54,122	$64,000
Payroll and related accruals	42,503	49,388
Preacquistion contingencies assumed in acquisition	28,679	40,828
Accrued earn-outs and milestone payments	24,808	27,273
Swaps and forwards	11,685	26,658
Royalties	16,400	18,313
Deferred revenue	20,973	15,943
Accrued interest on long-term debt	6,296	6,296
Capital Lease obligations	3,588	3,417

Total accrued liabilities	$209,054	$252,116

Lines of Credit and Debt (Tables)	12 Months Ended
Dec. 31, 2010
Lines of Credit and Debt
Schedule of Total Debt Instruments

(in thousands)	2010	2009
$500.0 million term loan paying interest at LIBOR plus a variable margin ranging in aggregate from 0.629% to 0.754%, and 0.631% to 1.068% at December 31, 2010 and 2009, respectively, due on July 12, 2012, with payments commencing in 2009	$425,000	$475,000
Notes payable to QIAGEN Euro Finance bearing interest at an effective rate of 3.97% due in November 2012	300,000	300,000
Notes payable to QIAGEN Finance bearing interest at an effective rate of 2.16% due no earlier than in July 2012	145,000	145,000
R&D-related loan bearing interest at 3.50% due in June 2019 with repayments commencing in 2011	3,006	—

Total long-term debt	873,006	920,000
Less current portion	75,835	50,000

Long-term portion	$797,171	$870,000

Schedule of Maturities of Long-term Debt

Year ending December 31,	(in thousands)
2011	$75,835
2012	796,670
2013	501

$873,006

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2010
Schedule of Weighted-Average Assumptions Used in Valuing Stock Options Granted to Employees

	2010	2009	2008
Stock price volatility	31%	40%	38%
Risk-free interest rate	2.12%	2.13%	2.91%
Expected life (in years)	4.84	5.01	5.27
Dividend rate	0%	0%	0%
Forfeiture rate	7.0%	7.7%	8.5%

Schedule of Compensation Expense

Compensation Expense (in thousands)	2010	2009	2008
Cost of sales	$932	$799	$968
Research and development	2,087	1,826	1,818
Sales and marketing	2,885	1,936	2,999
General and administrative	7,688	5,186	3,620
Acquisition and integration related	—	—	386

Share-based compensation expense before taxes	13,592	9,747	9,791
Income tax benefit	2,856	2,913	3,025

Net share-based compensation expense	$10,736	$6,834	$6,766

Stock Options [Member]
Schedule of Employee Stock Options and Restricted Stock Units

All Employee Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2010	8,281,559	$14.743
Granted	570,282	$21.271
Exercised	(924,529)	$12.469
Forfeited and cancelled	(594,901)	$35.421

Outstanding at December 31, 2010	7,332,411	$13.860	3.66	$44,740

Exercisable at December 31, 2010	6,351,142	$12.927	2.88	$43,864

Vested and expected to vest at December 31, 2010	7,248,637	$13.790	3.60	$44,700

Restricted Stock Units [Member]
Schedule of Employee Stock Options and Restricted Stock Units

Restricted Stock Units	Restricted Stock Units	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2010	3,039,157
Granted	1,647,579
Vested	(115,809)
Forfeited and cancelled	(154,287)

Outstanding at December 31, 2010	4,416,640	3.07	$85,904

Vested and expected to vest at December 31, 2010	3,594,698	2.95	$69,917

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
Schedule of Minimum Future Obligations under Capital and Operating Leases

(in thousands)	Capital Leases	Operating Leases
2011	$5,251	$13,989
2012	5,272	12,145
2013	5,209	9,332
2014	5,121	7,862
2015	5,149	6,196
Thereafter	7,062	11,013

	33,064	$60,537

Less: Amount representing interest	(6,121)

	26,943
Less: Current portion	(3,588)

Long-term portion	$23,355

Schedule of Commitments to Purchase Goods or Services and for Future Minimum Guaranteed Royalties

(in thousands)	Purchase Commitments	License & Royalty Commitments
2011	$50,888	$1,064
2012	3,013	1,168
2013	1,600	1,368
2014	355	1,468
2015	355	1,468
Thereafter	203	4,385

	$56,414	$10,921

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2010
Related Party Transactions
Schedule of Related Party Transactions

Year ending December 31, (in thousands)	2010	2009
Net sales	$2,605	$1,783
Loans receivable	$1,560	$1,427
Accounts receivable	$2,400	$2,062
Accounts payable	$1,755	$902

Segment Information (Tables)	12 Months Ended
Dec. 31, 2010
Segment Information
Schedule of Product Category Information

(in thousands)	2010	2009	2008
Net Sales
Consumables and Related Revenues	$937,714	$870,216	$791,428
Instrumentation	149,717	139,609	101,547

Total	$1,087,431	$1,009,825	$892,975

Schedule of Geographical Information

(in thousands)	2010	2009	2008
Net Sales
Americas:
United States	$472,682	$446,151	$418,556
Other Americas	50,912	47,995	34,861

Total Americas	523,594	494,146	453,417

Europe	398,029	363,949	321,225
Asia Pacific & Rest of World	165,808	151,730	118,333

Total	$1,087,431	$1,009,825	$892,975

Schedule of Long-Lived Assets

(in thousands)	2010	2009
Long-Lived Assets
Americas:
United States	$1,575,757	$1,587,623
Other Americas	12,997	14,270

Total Americas	1,588,754	1,601,893

Europe	714,535	643,305
Asia Pacific & Rest of World	208,936	191,409

Total	$2,512,225	$2,436,607

Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts Allowances
Schedule of Valuation and Qualifying Accounts

(in thousands)	Balance at Beginning of Year	Provision Charged to Expense	Write-Offs	Foreign Exchange and Other	Balance at End of Year
Year Ended December 31, 2008:
Allowance for doubtful accounts	$3,344	$827	$(703)	$(398)	$3,070
Year Ended December 31, 2009:
Allowance for doubtful accounts	$3,070	$1,705	$(562)	$(811)	$3,402
Year Ended December 31, 2010:
Allowance for doubtful accounts	$3,402	$1,444	$(771)	$(848)	$3,227

Description of the Business and Basis of Presentation (Details)	12 Months Ended
Dec. 31, 2010
Description of the Business and Basis of Presentation
Number of countries products are marketed	more than 100

Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of Significant Accounting Policies
Foreign currency transaction net gain (loss), realized	$ 2.6	$ 5.6	$ (0.2)
Shipping and handling costs	19.9	17.5	17.1
Advertising cost	7.6	10.6	21.5
Write-offs of accounts receivable	0.8	0.6	0.7
Provisions for doubtful accounts	$ 1.4	$ 1.7	$ 0.8
Number of customers representing more than ten percent accounts receivable	0	0	0
Maximum percentage of accounts receivable from customers	10.00%	10.00%	10.00%
Estimated useful lives of the assets minimum	1
Estimated useful lives of the assets maximum	40
Estimated useful life of the underlying patents minimum	1
Estimated useful life of the underlying patents maximum	20
Percentage of likelihood required for tax benefit to be realized in settlement	50.00%
Percentage of excise tax imposed	2.30%

Summary of Significant Accounting Policies (Changes in the Carrying Amount of Warranty Obligations) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of Significant Accounting Policies
Balance at December 31	$ 3,440	$ 3,468	$ 2,724
Provision charged to income	3,678	1,347
Usage	(3,258)	(759)
Adjustments to previously provided warranties, net	(477)	(93)
Currency translation	$ 29	$ 249

Summary of Significant Accounting Policies (Inventories) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies
Raw materials	$ 23,738	$ 33,172
Work in process	33,043	39,856
Finished goods	69,852	57,823
Total inventories	$ 126,633	$ 130,851

Net Income per Common Share (Details) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Weighted average number of Common Shares used to compute basic net income per Common Share	232,635	206,928	196,804
Dilutive effect of stock options and restrictive stock units	2,843	2,717	3,122
Dilutive effect of outstanding warrant shares	5,005	3,967	4,333
Weighted average number of Common Shares used to compute diluted net income per Common Share	240,483	213,612	204,259
Stock Options and Restrictive Stock [Member]
Antidilutive securities having no dilutive effect, not included in above calculation	2,152	2,627	2,149
Warrants [Member]
Antidilutive securities having no dilutive effect, not included in above calculation	21,462	22,500	22,430

Acquisitions, Divestiture and Restructuring (Narrative) (Details)	12 Months Ended											12 Months Ended	0 Months Ended				0 Months Ended			12 Months Ended											1 Months Ended
	Dec. 31, 2008	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 Milestone Payment [Member] ESE GmbH and IFP [Member] USD ( $)	Aug. 06, 2009 Milestone Payment [Member] Explera s.r.l [Member] USD ( $)	Dec. 31, 2008 Milestone Payment [Member] Diagnostic Technology Pty. Ltd [Member] AUD ( $)	Dec. 31, 2001 SABiosciences Corporation [Member] Escrow Account [Member] USD ( $)	Dec. 31, 2010 Escrow Account [Member] ESE GmbH and IFP [Member] EUR ( €)	Nov. 12, 2009 Escrow Account [Member] PCR-Based Technologies [Member] USD ( $)	Dec. 31, 2010 DxS Ltd [Member] Contingent Consideration Paid in 2010 [Member] USD ( $)	Dec. 31, 2010 Contingent Consideration Paid in 2010 [Member] ESE GmbH and IFP [Member] USD ( $)	Dec. 31, 2010 ESE GmbH and IFP [Member] USD ( $)	Sep. 21, 2009 DxS Ltd [Member] USD ( $)	Sep. 21, 2009 DxS Ltd [Member] USD ( $)	Sep. 21, 2009 DxS Ltd [Member] USD ( $)	Dec. 31, 2010 DxS Ltd [Member] USD ( $)	Dec. 14, 2010 SABiosciences Corporation [Member]	Dec. 31, 2010 SABiosciences Corporation [Member] USD ( $)	Dec. 14, 2009 SABiosciences Corporation [Member]	Dec. 31, 2010 Corbett Life Science Pty.Ltd [Member] USD ( $)	Dec. 31, 2009 Corbett Life Science Pty.Ltd [Member] USD ( $)	Jul. 01, 2008 Corbett Life Science Pty.Ltd [Member]	Dec. 31, 2009 Biosystems Business [Member] USD ( $)	Jan. 12, 2010 ESE GmbH [Member]	Aug. 06, 2009 Explera s.r.l [Member] USD ( $)	Dec. 31, 2010 PCR-Based Technologies [Member] USD ( $)	Nov. 12, 2009 PCR-Based Technologies [Member] USD ( $)	Oct. 01, 2008 Biotage AB [Member]	Dec. 31, 2008 Diagnostic Technology Pty. Ltd [Member] AUD ( $)	Dec. 31, 2008 QIAGEN Brasil Biotecnologia Ltd [Member] USD ( $)	Jul. 31, 2009 Olerup SSP [Member] USD ( $)
Percentage of shares acquired													100.00%	100.00%	100.00%				100.00%			82.50%		100.00%			100.00%	17.50%
Funds released from escrow account												$ 1,600,000
Cash payment		85,400,000		8,100,000	2,500,000	400,000	5,900,000	2,900,000	13,100,000				35,000,000	35,000,000	35,000,000
Business acquisition contingent consideration actual cash payment										5,500,000	200,000
Amounts held in escrow in connection with acquisitions		27,006,000	37,094,000									1,300,000	8,700,000	8,700,000	8,700,000
Preacquisition contingencies included in accrued and other liabilities		28,679,000	40,828,000									1,300,000	8,700,000	8,700,000	8,700,000			5,900,000
Purchase price in cash		192,409,000	182,342,000									22,700,000	94,500,000	94,500,000	94,500,000	94,823,000		97,586,000			130,318,000		52,024,000		5,000,000	1,600,000	23,300,000		900,000	3,200,000
Purchase price																									7,500,000
Total consideration at fair value													112,100,000	112,100,000	112,100,000
Fair value of the contingent consideration		17,599,000											17,600,000	17,600,000	17,600,000	17,599,000
Discount rate used to derive fair value of milestone payments of acquisition														3.25%
Probability used to derive accomplishment of milestones of acquisition															90 to 95%
Weighted-average amortization period for all intangible assets acquired	10												15				10
Gain on sale of business																															1,200,000
Total pre-tax cost related to closure and relocation completed in 2010																				4,200,000
Incurred restructuring cost related to the closure and relocation completed in 2010																				$ 1,900,000

Acquisitions, Divestitures and Restructuring (Final Allocation of Purchase Price and Transaction Costs for Acquisitions of DxS and SABiosciences, Corbett and Biosystems Business) (Details) (USD  $)
In Thousands	12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended								12 Months Ended											12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010	Dec. 31, 2010 DxS Ltd [Member] Final Allocation [Member]	Dec. 31, 2010 DxS Ltd [Member] Final Allocation [Member] Customer Relationships [Member]	Dec. 31, 2010 DxS Ltd [Member] Final Allocation [Member] Product Technology and Know How [Member]	Dec. 31, 2010 DxS Ltd [Member] Final Allocation [Member] Trade Names [Member]	Dec. 31, 2010 SABiosciences Corporation [Member] Final Allocation [Member]	Dec. 31, 2010 SABiosciences Corporation [Member] Final Allocation [Member] Customer Relationships [Member]	Dec. 31, 2010 SABiosciences Corporation [Member] Final Allocation [Member] Product Technology and Know How [Member]	Dec. 31, 2010 SABiosciences Corporation [Member] Final Allocation [Member] Trade Names [Member]	Dec. 31, 2009 Corbett Life Science Pty.Ltd [Member] Final Allocation [Member]	Dec. 31, 2009 Corbett Life Science Pty.Ltd [Member] Final Allocation [Member] Customer Relationships [Member]	Dec. 31, 2009 Corbett Life Science Pty.Ltd [Member] Final Allocation [Member] Developed IP [Member]	Dec. 31, 2009 Corbett Life Science Pty.Ltd [Member] Final Allocation [Member] Trade Names [Member]	Dec. 31, 2009 Biosystems Business [Member] Final Allocation [Member]	Dec. 31, 2009 Biosystems Business [Member] Final Allocation [Member] Customer Relationships [Member]	Dec. 31, 2009 Biosystems Business [Member] Final Allocation [Member] Developed IP [Member]	Dec. 31, 2009 Biosystems Business [Member] Final Allocation [Member] Trade Names [Member]	Dec. 31, 2010 Final Allocation [Member]	Dec. 31, 2009 Final Allocation [Member]	Dec. 31, 2010 Final Allocation [Member] Customer Relationships [Member]	Dec. 31, 2009 Final Allocation [Member] Customer Relationships [Member]	Dec. 31, 2009 Final Allocation [Member] Developed IP [Member]	Dec. 31, 2010 Final Allocation [Member] Product Technology and Know How [Member]	Dec. 31, 2010 Final Allocation [Member] Trade Names [Member]	Dec. 31, 2009 Final Allocation [Member] Trade Names [Member]	Dec. 31, 2010 DxS Ltd [Member]	Sep. 21, 2009 DxS Ltd [Member]	Dec. 31, 2010 SABiosciences Corporation [Member]	Dec. 31, 2009 Corbett Life Science Pty.Ltd [Member]	Dec. 31, 2009 Biosystems Business [Member]
Cash acquired	$ (7,075)																														$ (7,075)
Fair value of milestones			17,599																									17,599	17,600
Issuance of restricted shares	4,234																														4,234
Purchased in-process research and development				1,400				1,700												3,100	600
Purchased in-process research and development		985										1,000									1,000
Cash	182,342		192,409																									94,823	94,500	97,586	130,318	52,024
Cash for 17.5% interest in Corbett																															21,071	(21,071)
Working capital				263				10,153				8,537				3,030				10,416	11,567
Fixed and other long-term assets				2,199				2,215				4,204				234				4,414	4,438
Intangible assets					54,900	16,400	4,100		8,400	26,400	1,900		17,400	35,000	3,600		1,800	12,600	900			63,300	19,200	47,600	42,800	6,000	4,500
Goodwill				56,935				62,178				96,214				14,662				119,113	110,876
Deferred tax liability on fair value of identifiable intangible assets acquired				(23,040)				(15,360)				(16,433)								(38,400)	(16,433)
Liabilities assumed				(735)								(974)				(2,273)				(735)	(3,247)
Final allocation, total	$ 179,501		$ 210,008	$ 112,422				$ 97,586				$ 148,548				$ 30,953				$ 210,008	$ 179,501							$ 112,422		$ 97,586	$ 148,548	$ 30,953

Accumulated Other Comprehensive Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income
Net unrealized loss on cash flow hedging contracts, net of tax of $0.7 million and $2.7 million in 2010 and 2009, respectively	$ (1,644,000)	$ (5,326,000)
Net unrealized gain (loss) on pension, net of tax of $4,000 and $50,000 in 2010 and 2009, respectively	(11,000)	118,000
Foreign currency translation effects from intercompany long-term investment transactions, net of tax of $4.4 million and $1.9 million in 2010 and 2009, respectively	5,774,000	7,465,000
Foreign currency translation adjustments	60,635,000	47,889,000
Accumulated other comprehensive income	64,754,000	50,146,000
Tax on unrealized loss on hedging contracts	700,000	2,700,000
Tax on unrealized gain (loss) on pension	4,000	50,000
Tax on foreign currency translation adjustments	$ 4,400,000	$ 1,900,000

Derivatives and Hedging (Narrative) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Aggregate notional amount foreign currency	$ 44
Fair market value of foreign currency forward contracts	3.9	5.7
Cash-flow hedges notional amount	120	120
Fair market values of cash-flow hedges	4.6	16.7
Aggregate notional value of foreign exchange forward and swap arrangements	295.4	200.1
Fair values included in other assets	0.7	0.9
Fair values included in other liabilities	5.1	7.7
Variable rate debt qualifying for hedge accounting			200
Aggregate fair value of interest rate swap		6.3
Interest rate fair value hedge derivative at fair value recorded in accrued and other liabilities	2.7	2.1
Interest rate fair value hedge derivative at fair value recorded in other long-term liabilities		4.2
Mature in 2010 [Member] | Swap [Member]
Aggregate fair value of interest rate swap	100
Mature in October 2011 [Member] | Swap [Member]
Notional amount of interest rate cash flow hedge derivatives	$ 100

Derivatives and Hedging (Fair Value Amounts of Derivative Instruments) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Derivative instruments designated as hedges, assets at fair value
Derivative instruments designated as hedges, liabilities at fair value	(11,115)	(28,769)
Derivative instruments not designated as hedging instruments, assets at fair value	677	947
Derivative instruments not designated as hedging instruments, liabilities at fair value	(16,228)	(36,459)
Interest Rate Contracts [Member] | Designated as Hedging Instrument [Member]
Derivative instruments designated as hedges, assets at fair value
Derivative instruments designated as hedges, liabilities at fair value	(2,663)	(6,274)
Foreign Exchange Contracts [Member] | Nondesignated [Member]
Derivative instruments not designated as hedging instruments, assets at fair value	677	947
Derivative instruments not designated as hedging instruments, liabilities at fair value	(5,113)	(7,690)
Foreign Exchange Contracts [Member] | Designated as Hedging Instrument [Member]
Derivative instruments designated as hedges, assets at fair value
Derivative instruments designated as hedges, liabilities at fair value	$ (8,452)	$ (22,495)

Derivatives and Hedging (Gains and Losses on Derivative Instruments) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Gain/(loss) recognized in AOCI	$ 14,636	$ (12,741)
(Gain) loss reclassified from AOCI into income	(8,874)	8,367
Interest Expense [Member] | Interest Rate Contracts [Member] | Cash-flow Hedges [Member]
(Gain) loss reclassified from AOCI into income
Other Income, Net [Member] | Foreign Exchange Contracts [Member] | Cash-flow Hedges [Member]
(Gain) loss reclassified from AOCI into income	(8,874)	8,367
Other Income, Net [Member] | Foreign Exchange Contracts [Member] | Nondesignated [Member]
Loss recognized in income	(2,239)	(2,333)
Interest Rate Contracts [Member] | Cash-flow Hedges [Member]
Gain/(loss) recognized in AOCI	3,611	537
Foreign Exchange Contracts [Member] | Cash-flow Hedges [Member]
Gain/(loss) recognized in AOCI	$ 11,025	$ (13,278)

Fair Value Measurements (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Fair value assets measured on recurring basis	$ 106,754	$ 40,947
Fair value liabilities measured on recurring basis	16,228	36,459
Interest Rate Contracts [Member]
Fair value liabilities measured on recurring basis	2,663	6,274
Interest Rate Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value liabilities measured on recurring basis
Interest Rate Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value liabilities measured on recurring basis	2,663	6,274
Interest Rate Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value liabilities measured on recurring basis
Foreign Exchange Contracts [Member]
Fair value assets measured on recurring basis	677	947
Fair value liabilities measured on recurring basis	13,565	30,185
Foreign Exchange Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value assets measured on recurring basis
Fair value liabilities measured on recurring basis
Foreign Exchange Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value assets measured on recurring basis	677	947
Fair value liabilities measured on recurring basis	13,565	30,185
Foreign Exchange Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value assets measured on recurring basis
Fair value liabilities measured on recurring basis
Short-Term Investments [Member]
Fair value assets measured on recurring basis	106,077	40,000
Short-Term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value assets measured on recurring basis	70,000	40,000
Short-Term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value assets measured on recurring basis	36,077
Short-Term Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value assets measured on recurring basis
Fair Value, Inputs, Level 1 [Member]
Fair value assets measured on recurring basis	70,000	40,000
Fair value liabilities measured on recurring basis
Fair Value, Inputs, Level 2 [Member]
Fair value assets measured on recurring basis	36,754	947
Fair value liabilities measured on recurring basis	16,228	36,459
Fair Value, Inputs, Level 3 [Member]
Fair value assets measured on recurring basis
Fair value liabilities measured on recurring basis

Short-term Investments (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	May 31, 2011 Short-Term Investments [Member] USD ( $)	Jan. 31, 2011 Short-Term Investments [Member] USD ( $)	Dec. 31, 2010 Short-Term Investments [Member] USD ( $)	Nov. 30, 2013 Loan Note Receivables Due from Financial Institutions [Member] USD ( $)	Feb. 28, 2011 Loan Note Receivables Due from Financial Institutions [Member] USD ( $)	Dec. 31, 2010 Loan Note Receivables Due from Financial Institutions [Member] USD ( $)	Dec. 31, 2010 Loan Note Receivables Due from Financial Institutions [Member] EUR ( €)
Short-term investments	$ 106,077	$ 40,000		$ 20,000	$ 50,000	$ 70,000	$ 26,700	$ 9,400	$ 36,100	€ 27,000
Short term debt maturity date				January 2011	May 2011		November 2013	February 2011
Realized gains or losses during the year	0	0
Sales of short-term investments	$ 44,000	$ 0	$ 2,313

Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Prepaid Expenses and Other Current Assets
Prepaid expenses	$ 24,061	$ 29,109
Amounts held in escrow in connection with acquisitions	27,006	37,094
Value Added Tax	7,039	7,865
Other receivables	6,296	22,825
Prepaid expenses and other current assets	$ 64,402	$ 96,893

Property, Plant and Equipment (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Depreciation and amortization expense	$ 47.9	$ 42	$ 36.2
Repairs and maintenance expense	$ 11.8	$ 10.9	$ 9.7

Property, Plant and Equipment (Equipment Acquired under Capital Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Land	$ 16,053	$ 16,045
Buildings and improvements	232,946	237,547
Machinery and equipment	157,973	135,540
Computer software	53,948	53,038
Furniture and office equipment	75,030	69,310
Construction in progress	59,418	16,788
Property, plant and equipment, gross	595,368	528,268
Less: Accumulated depreciation and amortization	(249,704)	(210,801)
Property, plant and equipment, net	$ 345,664	$ 317,467
Estimated useful life minimum	1
Estimated useful life maximum	40
Buildings and Improvements [Member]
Estimated useful life minimum	1
Estimated useful life maximum	40
Machinery and Equipment [Member]
Estimated useful life minimum	1
Estimated useful life maximum	15
Computer Software [Member]
Estimated useful life minimum	1
Estimated useful life maximum	10
Furniture and Office Equipment [Member]
Estimated useful life minimum	1
Estimated useful life maximum	15

Investments (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2010 PreAnalytiX GmbH [Member]	Dec. 31, 2010 QBM Cell Science [Member]	Dec. 31, 2010 QIAGEN Finance [Member]	Aug. 31, 2004 QIAGEN Finance [Member] USD ( $)	Dec. 31, 2010 QIAGEN Euro Finance [Member]	May 31, 2006 QIAGEN Euro Finance [Member] USD ( $)	Dec. 31, 2010 Pyrobett [Member] USD ( $)	Dec. 31, 2010 Dx Assays Pte Ltd [Member] USD ( $)	Dec. 31, 2009 Dx Assays Pte Ltd [Member] USD ( $)
Investment made in a privately-held company	$ 3.4			€ 2.5							$ 4
Percentage of share of privately-held company	7.60%
Realized gain on sale of investment	0.6	10.5
Loans receivable from related party												1.6	1.4
Interest rate percentage on loans made to related parties												15.00%	15.00%
Ownership percentage	100.00%				50.00%	19.50%	100.00%		100.00%		19.00%	33.30%
Convertible debt								150		300
Stated rate of senior convertible notes								1.50%		3.25%
Impairment of investments			$ 4
Loan receivable due date from related party												Mar 1, 2013

Investments (Summary of Investments Included in Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2010 PreAnalytiX GmbH [Member]	Dec. 31, 2009 PreAnalytiX GmbH [Member]	Dec. 31, 2008 PreAnalytiX GmbH [Member]	Dec. 31, 2010 QBM Cell Science [Member]	Dec. 31, 2009 QBM Cell Science [Member]	Dec. 31, 2008 QBM Cell Science [Member]	Dec. 31, 2010 QIAGEN Finance [Member]	Dec. 31, 2009 QIAGEN Finance [Member]	Dec. 31, 2008 QIAGEN Finance [Member]	Dec. 31, 2010 QIAGEN Euro Finance [Member]	Dec. 31, 2009 QIAGEN Euro Finance [Member]	Dec. 31, 2008 QIAGEN Euro Finance [Member]	Dec. 31, 2010 Pyrobett [Member]	Dec. 31, 2010 Dx Assays Pte Ltd [Member]	Dec. 31, 2009 Dx Assays Pte Ltd [Member]	Dec. 31, 2008 Dx Assays Pte Ltd [Member]
Ownership percentage	100.00%	50.00%			19.50%			100.00%			100.00%			19.00%	33.30%
Equity investments		$ 15,308	$ 10,894		$ 405	$ 394		$ 949	$ 818		$ 1,306	$ 1,033		$ 3,927
Share of income (loss) for the year		$ 2,969	$ 2,887	$ 1,459	$ 11	$ (49)	$ (61)	$ 131	$ 115	$ 426	$ 273	$ 300	$ 257	$ (73)		$ (316)	$ (408)

Intangible Assets (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased in-process research and development expense				$ 985,000
Amortization expense on intangible assets		94,900,000	78,400,000	69,400,000
Goodwill written off			(1,631,000)
Nonmonetary transaction of intangible assets	30,300,000
Nonmonetary transaction of net sales	11,000,000
Nonmonetary transaction of deferred revenues	19,300,000
DxS Ltd [Member] | Final Allocation [Member]
Purchased in-process research and development		1,400,000
Final Allocation [Member]
Purchased in-process research and development		3,100,000	600,000
Purchased in-process research and development expense			1,000,000
DxS Ltd [Member]
Goodwill written off			1,600,000
DxS and SAB [Member]
Amortization related to the impairment of developed technology			$ 5,000,000

Intangible Assets (Schedule of Acquired Intangible Assets by Major Asset Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2008	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Patent and License Rights [Member]	Dec. 31, 2009 Patent and License Rights [Member]	Dec. 31, 2010 Developed Technology [Member]	Dec. 31, 2009 Developed Technology [Member]	Dec. 31, 2010 Customer Base, Trademarks, In-process Research and Development and Non-compete Agreements [Member]	Dec. 31, 2009 Customer Base, Trademarks, In-process Research and Development and Non-compete Agreements [Member]
Amortized intangible assets, weighted average life, years	10			11		9.7		11.3
Amortized intangible assets, gross carrying amount		$ 1,065,653	$ 972,027	$ 289,199	$ 246,535	$ 501,287	$ 461,507	$ 275,167	$ 263,985
Amortized intangible assets, accumulated amortization		(312,326)	(219,731)	(88,275)	(69,380)	(157,838)	(108,374)	(66,213)	(41,977)
Unamortized intangible assets, goodwill	$ 1,152,105	$ 1,352,281	$ 1,337,064

Intangible Assets (Schedule of Amortization of Intangibles for the Next Five Years) (Details) (USD $) In Thousands	12 Months Ended
Dec. 31, 2010
Intangible Assets
2011	$ 96,858
2012	94,916
2013	91,653
2014	90,240
2015	$ 89,677

Intangible Assets (Changes in the Carrying Amount of Goodwill, by Segment) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets
Balance at December 31	$ 1,337,064	$ 1,152,105
Goodwill acquired during the year		116,340
Goodwill written off during the year		(1,631)
Earn-out and milestone payments	2,983	28,946
Purchase adjustments	579	13,729
Effect of foreign currency translation	11,655	27,575
Balance at December 31	$ 1,352,281	$ 1,337,064

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statutory income tax rate for the years	25.50%	25.50%	25.50%
Tax holiday expiration date	2011
Unrecognized tax benefits that would impact effective tax rate	$ 8,000,000	$ 9,600,000
Unrecognized tax benefits which may be realized	500,000
Accrued interest included in accrued and other liabilities	400,000	500,000
Increase in amount of accrued interest		100,000
Decrease in amount of accrued interest	100,000
Recognized interest income	200,000	30,000
Recognized interest expenses	100,000	200,000
Net operating loss (NOL) carryforwards	23,500,000
Deductions for equity awards included in net operating loss	9,400,000
Net operating loss carry forward expiration US	December 31, 2021 though December 31, 2027
Net operating loss carry forward expiration other Foreign	December 31, 2012
Valuation allowance amounts	0	15,600,000
Operating loss carryforwards other foreign	14,300,000	45,600,000
Decrease in valuation allowance	15,600,000
Net deferred tax liability	163,258,000	171,690,000
Deferred tax liabilities on unremitted earnings of certain subsidiary	1,042,000	864,000
Foreign Country [Member]
Total foreign net operating losses	$ 37,800,000

Income Taxes (Income before Income Taxes) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pretax income in The Netherlands	$ 55,431	$ 72,190	$ 53,032
Pretax income from foreign operations	117,690	100,140	66,254
Income before provision for income taxes and noncontrolling interest	$ 173,121	$ 172,330	$ 119,286

Income Taxes (Provision for Income Taxes) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes
Current - The Netherlands	$ 12,265	$ 12,633	$ 8,999
Current - Foreign	36,487	32,539	23,326
Provision for income tax current, total	48,752	45,172	32,325
Deferred - The Netherlands
Deferred - Foreign	(19,942)	(10,609)	(2,563)
Provision for income tax deferred, total	(19,942)	(10,609)	(2,563)
Total provision for income taxes, amount	$ 28,810	$ 34,563	$ 29,762

Income Taxes (Statutory Rate and Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes
Income taxes at The Netherlands statutory rate, rate	25.50%	25.50%	25.50%
Income taxes at The Netherlands statutory rate amounts	$ 44,146	$ 43,944	$ 30,418
Earnings of subsidiaries taxed at different rates, rate	4.50%	2.70%	1.20%
Earnings of subsidiaries taxed at different rates, amounts	7,710	4,710	1,432
Tax impact from permanent items, rate	1.90%		(2.60%)
Tax impact from permanent items, amounts	3,295		(3,064)
Tax impact from tax exempt income, amounts	(10,283)	(11,039)
Tax impact from tax exempt income, rate	(6.00%)	(6.40%)
Purchased in-process research & development, rate			0.30%
Purchased in-process research & development, amounts			300
Tax contingencies, net, rate	(0.70%)	1.00%	(1.40%)
Tax contingencies, net, amounts	(1,269)	1,774	(1,665)
Taxes due to changes in tax rates, rate	(0.80%)	(2.00%)	2.00%
Taxes due to changes in tax rates, amounts	(1,400)	(3,671)	2,429
Restructuring, amount	(12,903)
Restructuring, rate	(7.50%)
Other items, net, rate	(0.30%)	(0.70%)	(0.10%)
Other items, net, amounts	(486)	(1,155)	(88)
Total provision for income taxes, rate	16.60%	20.10%	24.90%
Total provision for income taxes, amount	$ 28,810	$ 34,563	$ 29,762

Income Taxes (Changes in Gross Amounts of Unrecognized Tax Benefits) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Beginning balance at December 31	$ 10,338	$ 8,309
Additions based on tax positions related to the current year	322	616
Additions for tax positions of prior years	124	1,399
Settlements with taxing authorities	(592)	(241)
Reductions due to lapse of statute of limitations	(1,361)
Increase from currency translation	(158)	255
Ending balance at December 31	$ 8,673	$ 10,338

Income Taxes (Net Deferred Tax Liabilities) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Current deferred tax asset	$ 30,731	$ 33,525
Current deferred tax liabilities	(30,504)	(18,912)
Non-current deferred tax asset	37,182	26,387
Non-current deferred tax liabilities	(200,667)	(212,690)
Net deferred tax liability	$ (163,258)	$ (171,690)

Income Taxes (Components of Net Deferred Tax Liabilities) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Net operating loss carry forwards, deferred tax assets	$ 8,282	$ 33,462
Accrued and other liabilities, deferred tax assets	30,138	20,972
Inventories, deferred tax assets	3,134	4,612
Allowance for bad debts, deferred tax assets	744	902
Currency revaluation, deferred tax assets	2,303	1,846
Depreciation and amortization, deferred tax assets	51	1,644
Tax credits, deferred tax assets	9,067	9,288
Unremitted profits and earnings, deferred tax assets
Capital leases, deferred tax assets		693
Intangibles, deferred tax assets	1,228	462
Equity awards, deferred tax assets	5,624	4,117
Other, deferred tax assets	7,342	12,434
Valuation allowance, deferred tax assets		(15,584)
Deferred tax assets, total	67,913	74,848
Accrued and other liabilities, deferred tax liability	(6,487)	(838)
Inventories, deferred tax liability	(1,915)	(1,634)
Allowance for bad debts, deferred tax liability	(473)	(432)
Currency revaluation, deferred tax liability	(3,588)	(3,992)
Depreciation and amortization, deferred tax liability	(7,757)	(13,043)
Tax credits, deferred tax liability
Unremitted profits and earnings, deferred tax liability	(1,042)	(864)
Capital leases, deferred tax liability	(1,515)	(725)
Intangibles, deferred tax liability	(206,481)	(222,015)
Equity awards, deferred tax liability
Other, deferred tax liability	(1,913)	(2,995)
Deferred tax liability, total	(231,171)	(246,538)
Net deferred tax liability	$ (163,258)	$ (171,690)

Accrued and Other Liabilities (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Accrued and Other Liabilities
Accrued expenses	$ 54,122	$ 64,000
Payroll and related accruals	42,503	49,388
Preacquisition contingencies assumed in acquisition	28,679	40,828
Accrued earn-outs and milestone payments	24,808	27,273
Swaps and forwards	11,685	26,658
Royalties	16,400	18,313
Deferred revenue	20,973	15,943
Accrued interest on long-term debt	6,296	6,296
Capital Lease obligations	3,588	3,417
Total accrued liabilities	$ 209,054	$ 252,116

Lines of Credit and Debt (Narrative) (Details) Share data in Millions, unless otherwise specified	12 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	May 31, 2006 Convertible Notes 3.25% Due in 2026 [Member] QIAGEN Euro Finance [Member] USD ( $)	Dec. 31, 2006 Convertible Notes 3.25% Due in 2026 [Member] QIAGEN Euro Finance [Member]	Aug. 31, 2004 Convertible Notes 1.5% Due in 2024 [Member] QIAGEN Finance [Member] USD ( $)	Dec. 31, 2004 Convertible Notes 1.5% Due in 2024 [Member] QIAGEN Finance [Member]	Jul. 31, 2010 Loan Payable Variable Interest Rate, Due on July 12, 2012 [Member] USD ( $)	Jul. 31, 2009 Loan Payable Variable Interest Rate, Due on July 12, 2012 [Member] USD ( $)	Dec. 31, 2010 Loan Payable Variable Interest Rate, Due on July 12, 2012 [Member] USD ( $)	Dec. 31, 2009 Loan Payable Variable Interest Rate, Due on July 12, 2012 [Member] USD ( $)	Sep. 30, 2007 Loan Payable Variable Interest Rate, Due on July 12, 2012 [Member] USD ( $)	Dec. 31, 2010 Loan 3.50% Due in June 2019 [Member] USD ( $)	Dec. 31, 2010 Loan 3.50% Due in June 2019 [Member] EUR ( €)	Dec. 31, 2010 QIAGEN Euro Finance [Member] USD ( $)	Dec. 31, 2010 QIAGEN Finance [Member] USD ( $)
Line of credit facility, revolving credit, amount										$ 150,000,000
Lines of credit	160,800,000											150,000,000
Short-term borrowings	0	0
Maximum borrowing to finance R&D projects														12,700,000
Amount drawn down													3,000,000
Interest expense, long-term debt	24,900,000	26,700,000	33,700,000
Total long-term debt	873,006,000	920,000,000								425,000,000	475,000,000		3,006,000			145,000,000
Current portion of long-term debt	75,835,000	50,000,000
Term loan										500,000,000
Repayment of debt	50,000,000	25,000,000	5,000,000					50,000,000	25,000,000
Convertible debt				300,000,000		150,000,000
Effective interest rate													3.50%	3.50%
Debt maturity date				2026		2024
Convertible into common shares at the option															15	11.5
Debt instrument, convertible, conversion price															20	12.6449
Debt instrument, fair value															$ 365,000,000	$ 228,800,000
Stated interest rate, maximum										0.754	1.068				3.97	2.16
Stated rate of senior convertible notes					3.25%		1.50%
Percent of note issued principal value															100.00%	100.00%
Provision call trigger, recalled period															7 years	twenty consecutive trading days
Percentage of provisional call trigger price															130.00%	120.00%

Lines of Credit and Debt (Schedule of Total Debt Instruments) (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Loan Payable Variable Interest Rate, Due on July 12, 2012 [Member]	Dec. 31, 2009 Loan Payable Variable Interest Rate, Due on July 12, 2012 [Member]	Dec. 31, 2010 Notes Payable 3.97% Due in November 2012 [Member]	Dec. 31, 2009 Notes Payable 3.97% Due in November 2012 [Member]	Dec. 31, 2010 Notes Payable 2.16% Due in July 2012 [Member]	Dec. 31, 2009 Notes Payable 2.16% Due in July 2012 [Member]	Dec. 31, 2010 Loan 3.50% Due in June 2019 [Member]
Total long-term debt	$ 873,006,000	$ 920,000,000	$ 425,000,000	$ 475,000,000	$ 300,000,000	$ 300,000,000	$ 145,000,000	$ 145,000,000	$ 3,006,000
Current portion of long-term debt	75,835,000	50,000,000
Long-term portion	797,171,000	870,000,000
Syndicated multi-currency term loan			$ 500,000,000
Interest rate terms			LIBOR plus a variable margin
Stated interest rate, minimum			0.629	0.631
Stated interest rate, maximum			0.754	1.068
Effective interest rate					3.97%		2.16%		3.50%

Lines of Credit and Debt (Schedule of Maturities of Long-Term Debt) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Lines of Credit and Debt
2011	$ 75,835
2012	796,670
2013	501
Total long-term debt	$ 873,006	$ 920,000

Share-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock options, granted	570,282	491,714
Options exercisable	6,400,000	7,400,000	9,600,000
Common shares at a weighted average price	$ 12.93	$ 14.36	$ 13.91
Pre-vesting forfeitures percentage	7.30%
Total fair value of restricted stock units	$ 2,500,000	$ 6,900,000
Share-based compensation expense before taxes	13,592,000	9,747,000	9,791,000
Actual tax benefit realized for share-based payment arrangements	2,000,000	5,900,000	1,800,000
Inventory [Member]
Share-based compensation expense before taxes	0	0	0
QIAGEN Amended and Restated 2005 Stock Plan [Member]
Common shares reserved and available for issuance under the plan	14,000,000
Vesting period, years (maximum)	10
Digene Corporation 2007 Plan [Member]
Common shares reserved and available for issuance under the plan	300,000
Stock Options [Member]
The weighted-average grant-date fair value of options granted during the years	$ 6.42	$ 6.33	$ 7.8
Total intrinsic value of options exercised	7,700,000	16,700,000
Unrecognized share-based compensation expense	4,100,000
Recognized weighted average period, years	1.77
Restricted Stock Units [Member]
Weighted-average grant date fair value of restricted stock units granted	$ 21.15
Unrecognized share-based compensation expense	$ 51,800,000
Recognized weighted average period, years	8.2
Vesting period, years (maximum)	10

Share-Based Compensation (Schedule of Weighted Average Assumptions Used in Valuing Stock Options Granted to Employees) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based compensation:
Stock price volatility	31.00%	40.00%	38.00%
Risk-free interest rate	2.12%	2.13%	2.91%
Expected life (in years)	4.84	5.01	5.27
Dividend rate	0.00%	0.00%	0.00%
Forfeiture rate	7.00%	7.70%	8.50%

Share-Based Compensation (Schedule of Employee Stock Options and Restricted Stock Units) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Stock Options [Member]
Number of shares outstanding, beginning balance	8,281,559
Weighted average exercise price outstanding, beginning balance	$ 14.743
Number of shares, granted	570,282
Weighted average exercise price, granted	$ 21.271
Number of shares, exercised	(924,529)
Weighted average exercise price, exercised	$ 12.469
Number of shares, forfeited and cancelled	(594,901)
Weighted average exercise price, forfeited and cancelled	$ 35.421
Number of shares outstanding, ending balance	7,332,411
Weighted average exercise price outstanding, ending balance	$ 13.86
Weighted average remaining contractual term outstanding, ending balance	3.66
Aggregate intrinsic value outstanding, ending balance	$ 44,740
Number of shares exercisable, ending balance	6,351,142
Weighted average exercise price exercisable, ending balance	$ 12.927
Weighted average remaining contractual term exercisable, ending balance	2.88
Aggregate intrinsic value exercisable, ending balance	43,864
Number of shares vested and expected to vest, ending balance	7,248,637
Weighted average exercise price vested and expected to vest, ending balance	$ 13.79
Weighted average remaining contractual term outstanding, ending balance	3.6
Aggregate intrinsic value vested and expected to vest, ending balance	44,700
Restricted Stock Units [Member]
Weighted average remaining contractual term outstanding, ending balance	3.07
Number of shares outstanding, beginning balance	3,039,157
Number of shares, granted	1,647,579
Restricted stock units vested	(115,809)
Number of shares, forfeited and cancelled	(154,287)
Number of shares outstanding, ending balance	4,416,640
Aggregate intrinsic value outstanding, ending balance	85,904
Number of shares vested and expected to vest, ending balance	3,594,698
Weighted average contractual term vested and expected to vest, ending balance	2.95
Aggregate intrinsic value vested and expected to vest, ending balance	$ 69,917

Share-Based Compensation (Schedule of Compensation Expense) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based compensation expense before taxes	$ 13,592	$ 9,747	$ 9,791
Income tax benefit	2,856	2,913	3,025
Net share-based compensation expense	10,736	6,834	6,766
Cost of Sales [Member]
Share-based compensation expense before taxes	932	799	968
Research and Development [Member]
Share-based compensation expense before taxes	2,087	1,826	1,818
Sales and Marketing [Member]
Share-based compensation expense before taxes	2,885	1,936	2,999
General and Administrative [Member]
Share-based compensation expense before taxes	7,688	5,186	3,620
Acquisition and Integration Related [Member]
Share-based compensation expense before taxes			$ 386

Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Aug. 12, 2009 Arbitration Panel [Member]
Rent expense under operating lease agreements						$ 17,900,000	$ 13,000,000	$ 11,200,000
Percentage of royalty on net product sales range, minimum						1.00%
Percentage of royalty on net product sales range, maximum						25.00%
Accrued royalties						16,400,000	18,300,000
Royalty expense related to agreements						45,700,000	47,200,000	45,600,000
Contingent cash payments						85,400,000
Additional contingent cash payments to be made in current year		2,700,000	13,300,000		8,300,000
Additional contingent cash payments to be made in second year				16,300,000
Additional contingent cash payments to be made from current until fourth year	44,800,000
Total contingent obligation						85,400,000
Accrued contingent obligation						28,700,000
Commitment under employment contract agreements						19,400,000
Product warranty period, years						1
Prepaid and other expenses						27,000,000	37,100,000
Preacquisition contingencies included in accrued and other liabilities						28,679,000	40,828,000
Total award issued including administrative and arbitrator fees									$ 6,300,000

Commitments and Contingencies (Schedule of Minimum Future Obligations under Capital and Operating Leases) (Details) (USD $) In Thousands	Dec. 31, 2010
Commitments and Contingencies
Minimum future obligations under capital leases due in 2011	$ 5,251
Minimum future obligations under capital leases due in 2012	5,272
Minimum future obligations under capital leases due in 2013	5,209
Minimum future obligations under capital leases due in 2014	5,121
Minimum future obligations under capital leases due in 2015	5,149
Minimum future obligations under capital leases due thereafter	7,062
Minimum future obligations under capital leases due, total	33,064
Less: Amount representing interest	(6,121)
Minimum future obligations under capital leases due, net	26,943
Less: Current portion	(3,588)
Long-term portion	23,355
Minimum future obligations under operating leases due in 2011	13,989
Minimum future obligations under operating leases due in 2012	12,145
Minimum future obligations under operating leases due in 2013	9,332
Minimum future obligations under operating leases due in 2014	7,862
Minimum future obligations under operating leases due in 2015	6,196
Minimum future obligations under operating leases due thereafter	11,013
Minimum future obligations under operating leases due, total	$ 60,537

Commitments and Contingencies (Schedule of Commitments to Purchase Goods or Services and for Future Minimum Guaranteed Royalties) (Details) (USD $) In Thousands	Dec. 31, 2010
Commitments and Contingencies
Purchase commitments due in 2011	$ 50,888
Purchase commitments due in 2012	3,013
Purchase commitments due in 2013	1,600
Purchase commitments due in 2014	355
Purchase commitments due in 2015	355
Purchase commitments due, thereafter	203
Purchase commitments due, total	56,414
License & royalty commitments due in 2011	1,064
License & royalty commitments due in 2012	1,168
License & royalty commitments due in 2013	1,368
License & royalty commitments due in 2014	1,468
License & royalty commitments due in 2015	1,468
License & royalty commitments due, thereafter	4,385
License & royalty commitments due, total	$ 10,921

Employee Benefit Plans (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Benefit Plans
Total expense under employee benefit plans	$ 2.1	$ 2	$ 2.2
Company contributions	0.4	0.4	0.4
Liability under the defined benefit plans	$ 2.4	$ 2.1

Related Party Transactions (Narrative) (Details)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 Consulting Services [Member] EUR ( €)	Dec. 31, 2010 Scientific Consulting Services [Member] USD ( $)	Dec. 31, 2009 Scientific Consulting Services [Member] USD ( $)	Dec. 31, 2010 PreAnalytiX GmbH [Member] USD ( $)	Dec. 31, 2009 PreAnalytiX GmbH [Member] USD ( $)	Dec. 31, 2010 QIAGEN Finance [Member] USD ( $)	Dec. 31, 2009 QIAGEN Finance [Member] USD ( $)	Dec. 31, 2010 Euro Finance [Member] USD ( $)	Dec. 31, 2009 Euro Finance [Member] USD ( $)
Fees paid to related parties			€ 2,750	$ 300,000	$ 200,000
Percentage of interest in a joint venture company	100.00%					50.00%		100.00%
Accounts receivable from related parties	2,400,000	2,062,000				600,000	1,000,000	2,300,000	2,300,000	1,600,000	1,600,000
Accounts payable to related parties						300,000	300,000
Notes payable to related parties								145,000,000	145,000,000	300,000,000	300,000,000
Sales to related parties	2,605,000	1,783,000
Accrued interest on loans payable to related parties								$ 3,300,000	$ 3,300,000	$ 3,000,000	$ 3,000,000

Related Party Transactions (Schedule of Related Party Transactions) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Related Party Transactions
Net sales	$ 2,605	$ 1,783
Loans receivable	1,560	1,427
Accounts receivable	2,400	2,062
Accounts payable	$ 1,755	$ 902

Segment Information (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales	$ 1,087,431,000	$ 1,009,825,000	$ 892,975,000
Customer represent for more than ten percent of consolidated net sales	0
Long-lived assets	2,512,225,000	2,436,607,000
The Netherlands [Member]
Net sales	200,000	200,000	700,000
Long-lived assets	$ 13,300,000	$ 5,900,000

Segment Information (Product Category Information) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales	$ 1,087,431	$ 1,009,825	$ 892,975
Consumables and Related Revenues [Member]
Net sales	937,714	870,216	791,428
Instrumentation [Member]
Net sales	$ 149,717	$ 139,609	$ 101,547

Segment Information (Geographical Information) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales	$ 1,087,431	$ 1,009,825	$ 892,975
United States [Member]
Net sales	472,682	446,151	418,556
Other Americas [Member]
Net sales	50,912	47,995	34,861
Total Americas [Member]
Net sales	523,594	494,146	453,417
Europe [Member]
Net sales	398,029	363,949	321,225
Asia Pacific and Rest of World [Member]
Net sales	$ 165,808	$ 151,730	$ 118,333

Segment Information (Long-Lived Asset Information) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Long-lived assets	$ 2,512,225	$ 2,436,607
United States [Member]
Long-lived assets	1,575,757	1,587,623
Other Americas [Member]
Long-lived assets	12,997	14,270
Total Americas [Member]
Long-lived assets	1,588,754	1,601,893
Europe [Member]
Long-lived assets	714,535	643,305
Asia Pacific and Rest of World [Member]
Long-lived assets	$ 208,936	$ 191,409

Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Balance at beginning of year	$ 3,402	$ 3,070	$ 3,344
Provision charged to expense	1,444	1,705	827
Write-offs	(771)	(562)	(703)
Foreign exchange and other	(848)	(811)	(398)
Balance at end of year	$ 3,227	$ 3,402	$ 3,070